NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
164,451 shares (cost $4,294,841)	$3,366,309
Global Allocation V.I. Fund - Class II (MLVGA2)
55,830 shares (cost $957,433)	839,679
Stock Index Fund, Inc. - Initial Shares (DSIF)
75,410 shares (cost $3,047,148)	3,274,290
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
36,039 shares (cost $211,394)	193,888
Balanced Portfolio: Service Shares (JABS)
13,526 shares (cost $420,071)	427,554
Forty Portfolio: Service Shares (JACAS)
13,928 shares (cost $500,694)	488,606
Global Technology Portfolio: Service Shares (JAGTS)
36,571 shares (cost $298,630)	283,426
Overseas Portfolio: Service Shares (JAIGS)
49,818 shares (cost $1,715,677)	1,386,944
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
11,733 shares (cost $207,050)	192,186
Value Series - Initial Class (MVFIC)
148,473 shares (cost $2,292,195)	2,730,418
Core Plus Fixed Income Portfolio - Class I (MSVFI)
51,182 shares (cost $527,066)	524,615
Emerging Markets Debt Portfolio - Class I (MSEM)
5,710 shares (cost $48,660)	42,541
U.S. Real Estate Portfolio - Class I (MSVRE)
43,028 shares (cost $843,594)	872,610
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
52,072 shares (cost $818,928)	802,435
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,511 shares (cost $52,839)	59,259
American Funds NVIT Bond Fund - Class II (GVABD2)
4,340 shares (cost $49,732)	49,216
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,393 shares (cost $144,146)	159,000
American Funds NVIT Growth Fund - Class II (GVAGR2)
5,717 shares (cost $290,006)	493,405
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
576 shares (cost $25,906)	31,588
Federated NVIT High Income Bond Fund - Class I (HIBF)
33,824 shares (cost $232,427)	204,634
NVIT Emerging Markets Fund - Class I (GEM)
33,065 shares (cost $370,164)	302,873
NVIT International Equity Fund - Class I (GIG)
6,353 shares (cost $67,464)	60,610
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
3,807 shares (cost $34,262)	36,048
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
13,999 shares (cost $146,314)	126,695
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
20,053 shares (cost $233,093)	268,309
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
5,193 shares (cost $53,424)	49,642

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
7,146 shares (cost $78,350)	$78,530
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
34,854 shares (cost $367,784)	374,331
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
8,266 shares (cost $87,848)	82,907
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
13,828 shares (cost $160,336)	150,310
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2,606 shares (cost $28,121)	24,831
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
20,451 shares (cost $231,303)	217,190
NVIT Core Bond Fund - Class I (NVCBD1)
6,987 shares (cost $77,283)	73,081
NVIT Core Plus Bond Fund - Class I (NVLCP1)
28,841 shares (cost $329,852)	320,428
NVIT Nationwide Fund - Class IV (TRF4)
83,265 shares (cost $774,453)	1,212,342
NVIT Government Bond Fund - Class I (GBF)
10,305 shares (cost $118,933)	111,918
NVIT Government Bond Fund - Class IV (GBF4)
79,744 shares (cost $924,690)	865,221
American Century NVIT Growth Fund - Class IV (CAF4)
90,166 shares (cost $1,287,154)	1,829,461
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
56,350 shares (cost $501,956)	710,577
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
28,901 shares (cost $304,848)	286,697
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
137,605 shares (cost $1,574,696)	1,725,561
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
137,139 shares (cost $1,466,778)	1,822,575
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
25,692 shares (cost $278,414)	284,672
NVIT Mid Cap Index Fund - Class I (MCIF)
60,575 shares (cost $1,460,268)	1,359,905
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
130,914 shares (cost $1,545,662)	1,343,178
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
40,347 shares (cost $447,049)	380,875
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
80,612 shares (cost $792,185)	761,780
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
79,222 shares (cost $855,753)	999,779
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
15,393 shares (cost $149,721)	153,311
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
325,476 shares (cost $3,364,365)	3,498,866
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
46,750 shares (cost $519,429)	470,301
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
12,926 shares (cost $251,200)	237,318
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
120,122 shares (cost $1,352,309)	1,582,012
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
87,167 shares (cost $1,538,999)	1,793,890

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Multi-Sector Bond Fund - Class I (MSBF)
51,635 shares (cost $466,579)	$448,192
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,288,815 shares (cost $12,045,410)	18,043,417
NVIT Short Term Bond Fund - Class II (NVSTB2)
15,831 shares (cost $165,696)	160,848
NVIT Large Cap Growth Fund - Class I (NVOLG1)
681,484 shares (cost $11,668,547)	13,622,860
Templeton NVIT International Value Fund - Class III (NVTIV3)
7,818 shares (cost $97,708)	85,055
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
94,879 shares (cost $972,628)	1,453,544
NVIT Real Estate Fund - Class I (NVRE1)
409,787 shares (cost $3,438,404)	2,659,516
NVIT Money Market Fund - Class IV (SAM4)
3,309,821 shares (cost $3,309,821)	3,309,821
VPS Growth and Income Portfolio - Class A (ALVGIA)
12,741 shares (cost $292,387)	383,759
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
15,699 shares (cost $292,550)	271,440
VP Income & Growth Fund - Class I (ACVIG)
26,076 shares (cost $252,413)	223,470
VP Inflation Protection Fund - Class II (ACVIP2)
21,370 shares (cost $245,996)	212,422
VP International Fund - Class I (ACVI)
28,631 shares (cost $263,563)	286,887
VP Mid Cap Value Fund - Class I (ACVMV1)
30,746 shares (cost $500,974)	565,421
VP Ultra(R) Fund - Class I (ACVU1)
367 shares (cost $5,772)	5,671
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
179,463 shares (cost $2,784,098)	2,998,819
Appreciation Portfolio - Initial Shares (DCAP)
6,087 shares (cost $257,207)	275,324
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,714 shares (cost $83,494)	78,885
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
10,841 shares (cost $61,058)	55,399
Quality Bond Fund II - Primary Shares (FQB)
49,079 shares (cost $561,334)	538,399
Equity-Income Portfolio - Initial Class (FEIP)
312,194 shares (cost $6,031,571)	6,387,496
High Income Portfolio - Initial Class (FHIP)
334,393 shares (cost $1,897,349)	1,655,244
VIP Asset Manager Portfolio - Initial Class (FAMP)
123,377 shares (cost $1,748,817)	1,944,425
VIP Energy Portfolio - Service Class 2 (FNRS2)
41,072 shares (cost $846,118)	637,020
VIP Equity-Income Portfolio - Service Class (FEIS)
31,464 shares (cost $605,974)	640,913
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
489 shares (cost $6,147)	5,941
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,438 shares (cost $15,644)	18,200
VIP Growth Portfolio - Initial Class (FGP)
183,249 shares (cost $6,937,734)	12,048,611

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Growth Portfolio - Service Class (FGS)
8,234 shares (cost $330,978)	$539,876
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
287,280 shares (cost $3,720,032)	3,553,655
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,654 shares (cost $59,501)	56,970
VIP Mid Cap Portfolio - Service Class (FMCS)
83,629 shares (cost $2,791,379)	2,710,417
VIP Overseas Portfolio - Initial Class (FOP)
204,260 shares (cost $3,771,142)	3,897,284
VIP Overseas Portfolio - Service Class (FOS)
15,988 shares (cost $324,853)	303,768
VIP Value Strategies Portfolio - Service Class (FVSS)
17,670 shares (cost $189,631)	256,566
Rising Dividends Securities Fund - Class 1 (FTVRDI)
48,562 shares (cost $1,253,750)	1,226,667
Small Cap Value Securities Fund - Class 1 (FTVSVI)
55,898 shares (cost $1,042,333)	1,012,877
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
18,482 shares (cost $170,216)	116,807
Templeton Foreign Securities Fund - Class 1 (TIF)
24,612 shares (cost $370,907)	331,283
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
75,852 shares (cost $1,401,586)	1,198,461
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
53 shares (cost $396)	360
Short Duration Bond Portfolio - I Class Shares (AMTB)
121,358 shares (cost $1,320,553)	1,276,687
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
835 shares (cost $20,731)	18,980
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
3,479 shares (cost $77,531)	74,279
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
67,208 shares (cost $670,647)	886,469
Socially Responsive Portfolio - I Class Shares (AMSRS)
13,848 shares (cost $235,608)	297,175
Global Securities Fund/VA - Non-Service Shares (OVGS)
68,328 shares (cost $2,781,053)	2,596,483
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
12,127 shares (cost $287,493)	354,589
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
13,404 shares (cost $307,064)	285,770
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
64,097 shares (cost $331,112)	312,795
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2,487 shares (cost $27,792)	23,899
Low Duration Portfolio - Administrative Class (PMVLDA)
89,577 shares (cost $954,555)	918,161
VT Growth & Income Fund: Class IB (PVGIB)
2,432 shares (cost $55,131)	57,710
VT International Equity Fund: Class IB (PVTIGB)
3,721 shares (cost $52,306)	48,635
VT Voyager Fund: Class IB (PVTVB)
1,678 shares (cost $70,071)	73,365
VI American Franchise Fund - Series I Shares (ACEG)
2,441 shares (cost $134,680)	139,844

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VI Value Opportunities Fund - Series I Shares (AVBVI)
500 shares (cost $3,513)	$3,913
Health Sciences Portfolio - II (TRHS2)
23,155 shares (cost $835,256)	872,243
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
96,948 shares (cost $936,336)	739,713
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
180,690 shares (cost $2,413,899)	1,897,245
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
63,601 shares (cost $1,668,658)	1,073,584
Variable Insurance Fund - Equity Income Portfolio (VVEI)
18,664 shares (cost $296,239)	396,048
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
31,947 shares (cost $248,552)	242,477
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
42,209 shares (cost $623,039)	876,257
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
14,759 shares (cost $176,304)	174,007
Variable Insurance Portfolios - Asset Strategy (WRASP)
31,066 shares (cost $318,541)	257,969
Advantage VT Discovery Fund (SVDF)
8,100 shares (cost $204,248)	210,526
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,142 shares (cost $66,183)	78,702
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
12,623 shares (cost $116,867)	108,057

Total Investments	$138,536,199

Other Accounts Receivable	1,940
Accounts Receivable - VP Inflation Protection Fund - Class II (ACVIP2)	82
Accounts Receivable - VPS Growth and Income Portfolio - Class A (ALVGIA)	305
Accounts Receivable - VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	133
Accounts Receivable - Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	64
Accounts Receivable - Socially Responsive Portfolio - I Class Shares (AMSRS)	245
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	94
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	40
Accounts Receivable - Managed Tail Risk Fund II: Primary Shares (FVCA2P)	210
Accounts Receivable - VIP Value Strategies Portfolio - Service Class (FVSS)	129
Accounts Receivable - American Funds NVIT Global Growth Fund - Class II (GVAGG2)	89
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	194
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	60
Accounts Receivable - Balanced Portfolio: Service Shares (JABS)	127
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	46
Accounts Receivable - NVIT Cardinal Moderate Fund - Class I (NVCMD1)	63
Accounts Receivable - NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	20
Accounts Receivable - Variable Insurance Trust: NVIT International Equity Fund -Class VI (NVIE6)	48
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	50
Accounts Receivable - Neuberger Berman NVIT Multi Cap Opportunities Fund -Class I (NVNMO1)	32
Accounts Receivable - NVIT Short Term Bond Fund - Class II (NVSTB2)	60
Accounts Receivable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	202
Accounts Receivable - Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	62
Accounts Receivable - VT Growth & Income Fund: Class IB (PVGIB)	39
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	104
Accounts Receivable - Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	71
Accounts Receivable - VIP Trust - Unconstrained Emerging Markets Bond Fund -Initial Class (VWBF)	253
Accounts Payable - VP Income & Growth Fund - Class I (ACVIG)	(201)
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(123)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	$(280)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(81)
Accounts Payable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	(135)
Accounts Payable - VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	(56)
Accounts Payable - Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	(56)
Accounts Payable - VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(7)
Accounts Payable - NVIT Government Bond Fund - Class I (GBF)	(54)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(115)
Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(50)
Accounts Payable - American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	(39)
Accounts Payable - Global Technology Portfolio: Service Shares (JAGTS)	(235)
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(32)
Accounts Payable - NVIT Cardinal Conservative Fund - Class I (NVCCN1)	(40)
Accounts Payable - NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	(10)
Accounts Payable - NVIT Cardinal Balanced Fund - Class I (NVCRB1)	(36)
Accounts Payable - Templeton NVIT International Value Fund - Class III (NVTIV3)	(90)
Accounts Payable - VT International Equity Fund: Class IB (PVTIGB)	(86)
Accounts Payable - VT Voyager Fund: Class IB (PVTVB)	(94)
Accounts Payable - Advantage VT Discovery Fund (SVDF)	(105)
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	(237)
Accounts Payable - Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	(105)
Accounts Payable - Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	(70)

$138,538,624

Contract Owners’ Equity:
Accumulation units	138,538,624

Total Contract Owners’ Equity (note 8)	$138,538,624

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$2,043,975	$-	$8,638	$64,187	$-	$6,893	$5,585	$1,936
Mortality and expense risk charges (note 2b)	(1,072,527)	(27,620)	(6,714)	(25,765)	(1,292)	(2,990)	(3,489)	(1,560)

Net investment income (loss)	971,448	(27,620)	1,924	38,422	(1,292)	3,903	2,096	376

Realized gain (loss) on investments	5,693,664	72,999	(2,669)	191,159	22,144	17,519	2,694	11,499
Change in unrealized gain (loss) on investments	(17,637,051)	(1,142,369)	(58,160)	(308,061)	(36,209)	(33,499)	(42,542)	(35,163)

Net gain (loss) on investments	(11,943,387)	(1,069,370)	(60,829)	(116,902)	(14,065)	(15,980)	(39,848)	(23,664)

Reinvested capital gains	9,511,371	980,510	45,423	102,876	15,423	12,234	87,427	31,883

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,460,568)	$(116,480)	$(13,482)	$24,396	$66	$157	$49,675	$8,595

Investment Activity:	JAIGS	MV2IGI	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2
Reinvested dividends	$8,862	$965	$69,725	$9,776	$2,659	$6,143	$20,541	$954
Mortality and expense risk charges (note 2b)	(11,580)	(1,098)	(23,014)	(2,731)	(340)	(5,703)	(6,442)	(508)

Net investment income (loss)	(2,718)	(133)	46,711	7,045	2,319	440	14,099	446

Realized gain (loss) on investments	(110,977)	(196)	278,940	4,418	(1,844)	78,979	28,882	3,208
Change in unrealized gain (loss) on investments	(149,361)	(14,864)	(538,243)	(16,624)	(1,337)	(56,191)	(195,876)	(6,396)

Net gain (loss) on investments	(260,338)	(15,060)	(259,303)	(12,206)	(3,181)	22,788	(166,994)	(3,188)

Reinvested capital gains	59,528	11,327	174,982	-	-	-	108,315	2,961

Net increase (decrease) in contract owners’ equity resulting from operations	$(203,528)	$(3,866)	$(37,610)	$(5,161)	$(862)	$23,228	$(44,580)	$219

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$700	$772	$3,753	$274	$12,372	$2,770	$327	$106
Mortality and expense risk charges (note 2b)	(391)	(940)	(3,928)	(253)	(3,129)	(2,495)	(527)	(295)

Net investment income (loss)	309	(168)	(175)	21	9,243	275	(200)	(189)

Realized gain (loss) on investments	442	6,493	49,275	2,755	(28,866)	(6,513)	(804)	323
Change in unrealized gain (loss) on investments	(1,194)	(11,237)	(33,923)	(4,676)	15,072	(53,599)	(4,159)	(3,034)

Net gain (loss) on investments	(752)	(4,744)	15,352	(1,921)	(13,794)	(60,112)	(4,963)	(2,711)

Reinvested capital gains	21	10,714	13,808	2,209	2,245	-	2,672	1,454

Net increase (decrease) in contract owners’ equity resulting from operations	$(422)	$5,802	$28,985	$309	$(2,306)	$(59,837)	$(2,491)	$(1,446)

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$1,478	$2,254	$1,406	$2,207	$12,651	$1,851	$4,502	$770
Mortality and expense risk charges (note 2b)	(1,551)	(2,200)	(381)	(617)	(3,122)	(630)	(1,136)	(174)

Net investment income (loss)	(73)	54	1,025	1,590	9,529	1,221	3,366	596

Realized gain (loss) on investments	1,775	18,302	129	710	7,470	2	2,337	202
Change in unrealized gain (loss) on investments	(22,250)	(70,630)	(6,332)	(6,663)	(51,808)	(4,941)	(17,023)	(3,723)

Net gain (loss) on investments	(20,475)	(52,328)	(6,203)	(5,953)	(44,338)	(4,939)	(14,686)	(3,521)

Reinvested capital gains	17,331	48,751	3,985	2,955	27,135	2,549	8,643	2,317

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,217)	$(3,523)	$(1,193)	$(1,408)	$(7,674)	$(1,169)	$(2,677)	$(608)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF	GBF4	CAF4	GVIDA
Reinvested dividends	$5,754	$2,246	$5,984	$15,862	$1,971	$15,543	$6,879	$10,473
Mortality and expense risk charges (note 2b)	(1,685)	(560)	(1,233)	(10,252)	(866)	(6,411)	(14,560)	(5,626)

Net investment income (loss)	4,069	1,686	4,751	5,610	1,105	9,132	(7,681)	4,847

Realized gain (loss) on investments	1,034	140	53	226,735	(1,196)	(13,753)	243,291	9,284
Change in unrealized gain (loss) on investments	(17,309)	(3,245)	(9,863)	(217,038)	(840)	(1,701)	(379,433)	(25,899)

Net gain (loss) on investments	(16,275)	(3,105)	(9,810)	9,697	(2,036)	(15,454)	(136,142)	(16,615)

Reinvested capital gains	8,660	349	2,632	-	-	-	232,554	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,546)	$(1,070)	$(2,427)	$15,307	$(931)	$(6,322)	$88,731	$(11,768)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG1	GVDIVI	GVDIV4
Reinvested dividends	$5,032	$28,743	$27,987	$4,890	$15,727	$10,745	$5,042	$9,989
Mortality and expense risk charges (note 2b)	(2,166)	(15,074)	(14,318)	(2,122)	(10,808)	(11,584)	(3,140)	(5,872)

Net investment income (loss)	2,866	13,669	13,669	2,768	4,919	(839)	1,902	4,117

Realized gain (loss) on investments	527	125,001	67,441	5,019	41,532	(37,932)	(5,680)	11,599
Change in unrealized gain (loss) on investments	(14,726)	(236,090)	(144,128)	(24,208)	(183,037)	(63,555)	(18,765)	(59,150)

Net gain (loss) on investments	(14,199)	(111,089)	(76,687)	(19,189)	(141,505)	(101,487)	(24,445)	(47,551)

Reinvested capital gains	9,882	84,101	36,253	14,587	98,976	89,249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,451)	$(13,319)	$(26,765)	$(1,834)	$(37,610)	$(13,077)	$(22,543)	$(43,434)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF
Reinvested dividends	$4,803	$2,094	$-	$6,076	$-	$11,998	$7,293	$8,902
Mortality and expense risk charges (note 2b)	(7,529)	(1,361)	(27,668)	(4,442)	(2,132)	(13,066)	(14,538)	(3,986)

Net investment income (loss)	(2,726)	733	(27,668)	1,634	(2,132)	(1,068)	(7,245)	4,916

Realized gain (loss) on investments	34,118	8,333	233,141	22,734	29,138	188,789	94,882	9,413
Change in unrealized gain (loss) on investments	(90,980)	(35,479)	(778,127)	(105,235)	(59,783)	(496,805)	(321,501)	(31,786)

Net gain (loss) on investments	(56,862)	(27,146)	(544,986)	(82,501)	(30,645)	(308,016)	(226,619)	(22,373)

Reinvested capital gains	86,247	20,212	552,992	64,711	32,063	179,980	195,034	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,659	$(6,201)	$(19,662)	$(16,156)	$(714)	$(129,104)	$(38,830)	$(17,457)

Investment Activity:	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	ALVGIA
Reinvested dividends	$336,147	$2,663	$87,967	$1,695	$25,393	$75,205	$-	$5,537
Mortality and expense risk charges (note 2b)	(131,377)	(1,252)	(100,164)	(665)	(12,313)	(21,798)	(26,507)	(2,583)

Net investment income (loss)	204,770	1,411	(12,197)	1,030	13,080	53,407	(26,507)	2,954

Realized gain (loss) on investments	740,632	(370)	516,538	9	131,487	(63,262)	-	24,484
Change in unrealized gain (loss) on investments	(1,122,338)	(2,612)	(2,029,420)	(9,673)	(260,684)	(591,624)	-	(24,147)

Net gain (loss) on investments	(381,706)	(2,982)	(1,512,882)	(9,664)	(129,197)	(654,886)	-	337

Reinvested capital gains	269,321	-	2,128,908	4,177	-	418,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,385	$(1,571)	$603,829	$(4,457)	$(116,117)	$(182,695)	$(26,507)	$3,291

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1	DVSCS	DCAP
Reinvested dividends	$2,557	$5,865	$4,345	$892	$10,594	$30	$23,332	$5,240
Mortality and expense risk charges (note 2b)	(2,288)	(2,063)	(1,615)	(1,711)	(4,840)	(37)	(23,672)	(2,254)

Net investment income (loss)	269	3,802	2,730	(819)	5,754	(7)	(340)	2,986

Realized gain (loss) on investments	18,542	38,679	(2,515)	3,095	33,702	97	146,973	15,015
Change in unrealized gain (loss) on investments	(89,341)	(85,668)	(7,223)	(4,291)	(82,290)	(472)	(447,990)	(42,242)

Net gain (loss) on investments	(70,799)	(46,989)	(9,738)	(1,196)	(48,588)	(375)	(301,017)	(27,227)

Reinvested capital gains	51,968	25,661	-	-	29,799	638	208,006	14,929

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,562)	$(17,526)	$(7,008)	$(2,015)	$(13,035)	$256	$(93,351)	$(9,312)

Investment Activity:	DSC	FVCA2P	FQB	FEIP	FHIP	FAMP	FCP	FNRS2
Reinvested dividends	$-	$1,003	$20,375	$215,585	$114,752	$32,052	$-	$7,324
Mortality and expense risk charges (note 2b)	(391)	(424)	(3,739)	(49,911)	(12,025)	(14,723)	-	(5,352)

Net investment income (loss)	(391)	579	16,636	165,674	102,727	17,329	-	1,972

Realized gain (loss) on investments	4,576	575	(1,042)	(92,547)	(3,954)	41,747	5	(1,211)
Change in unrealized gain (loss) on investments	(6,590)	(5,363)	(20,487)	(1,087,280)	(203,247)	(217,681)	-	(181,530)

Net gain (loss) on investments	(2,014)	(4,788)	(21,529)	(1,179,827)	(207,201)	(175,934)	5	(182,741)

Reinvested capital gains	631	84	-	686,578	-	150,307	-	23,137

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,774)	$(4,125)	$(4,893)	$(327,575)	$(104,474)	$(8,298)	$5	$(157,632)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FEIS	FF10S	FF30S	FGP	FGS	FIGBP	FIGBS	FMCS
Reinvested dividends	$20,692	$104	$310	$31,550	$888	$95,735	$1,477	$11,602
Mortality and expense risk charges (note 2b)	(4,999)	(48)	(136)	(87,819)	(4,074)	(26,859)	(454)	(21,925)

Net investment income (loss)	15,693	56	174	(56,269)	(3,186)	68,876	1,023	(10,323)

Realized gain (loss) on investments	33,510	230	94	970,290	50,212	(16,946)	(152)	44,634
Change in unrealized gain (loss) on investments	(143,077)	(352)	(574)	(514,452)	(30,671)	(99,312)	(1,722)	(470,269)

Net gain (loss) on investments	(109,567)	(122)	(480)	455,838	19,541	(116,258)	(1,874)	(425,635)

Reinvested capital gains	62,325	18	98	396,925	16,748	3,196	47	387,460

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,549)	$(48)	$(208)	$796,494	$33,103	$(44,186)	$(804)	$(48,498)

Investment Activity:	FOP	FOS	FVSS	FTVRDI	FTVSVI	FTVDM2	TIF	FTVGI2
Reinvested dividends	$55,606	$4,006	$2,848	$19,190	$10,718	$2,654	$10,615	$99,692
Mortality and expense risk charges (note 2b)	(24,063)	(1,564)	(2,229)	(8,304)	(8,485)	(976)	(2,183)	(9,687)

Net investment income (loss)	31,543	2,442	619	10,886	2,233	1,678	8,432	90,005

Realized gain (loss) on investments	90,970	(328)	32,408	34,658	30,726	(3,173)	(1,254)	(17,088)
Change in unrealized gain (loss) on investments	(206,352)	(21,356)	(41,638)	(209,059)	(292,041)	(43,022)	(42,192)	(143,937)

Net gain (loss) on investments	(115,382)	(21,684)	(9,230)	(174,401)	(261,315)	(46,195)	(43,446)	(161,025)

Reinvested capital gains	4,104	315	259	119,441	170,044	16,899	9,955	6,475

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,735)	$(18,927)	$(8,352)	$(44,074)	$(89,038)	$(27,618)	$(25,059)	$(64,545)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FTVFA2	AMTB	AMCG	AMMCGS	AMTP	AMSRS	OVGS	OVGI
Reinvested dividends	$46	$18,709	$-	$-	$7,471	$1,742	$38,838	$3,653
Mortality and expense risk charges (note 2b)	(10)	(7,645)	(140)	(84)	(6,460)	(2,337)	(21,342)	(2,725)

Net investment income (loss)	36	11,064	(140)	(84)	1,011	(595)	17,496	928

Realized gain (loss) on investments	(63)	(6,126)	(3,980)	(13)	49,913	22,079	164,531	46,906
Change in unrealized gain (loss) on investments	(33)	(10,939)	2,958	(3,251)	(253,198)	(53,299)	(256,222)	(96,907)

Net gain (loss) on investments	(96)	(17,065)	(1,022)	(3,264)	(203,285)	(31,220)	(91,691)	(50,001)

Reinvested capital gains	3	-	1,643	-	75,497	27,540	193,624	59,655

Net increase (decrease) in contract owners’ equity resulting from operations	$(57)	$(6,001)	$481	$(3,348)	$(126,777)	$(4,275)	$119,429	$10,582

Investment Activity:	OVSC	OVSB	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB	ACEG
Reinvested dividends	$2,878	$5,185	$701	$33,017	$3,089	$624	$1,395	$-
Mortality and expense risk charges (note 2b)	(2,309)	(1,281)	(339)	(7,436)	(1,163)	(374)	(884)	(843)

Net investment income (loss)	569	3,904	362	25,581	1,926	250	511	(843)

Realized gain (loss) on investments	28,462	(769)	(25,767)	3,696	45,421	(2,274)	7,480	5,156
Change in unrealized gain (loss) on investments	(98,279)	(14,166)	22,222	(30,983)	(59,475)	1,931	(34,971)	1,801

Net gain (loss) on investments	(69,817)	(14,935)	(3,545)	(27,287)	(14,054)	(343)	(27,491)	6,957

Reinvested capital gains	47,511	-	65	-	-	-	19,073	746

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,737)	$(11,031)	$(3,118)	$(1,706)	$(12,128)	$(93)	$(7,907)	$6,860

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AVBVI	TRHS2	VWBF	VWEM	VWHA	VVEI	VVHYB	VVMCI
Reinvested dividends	$115	$-	$56,135	$12,200	$454	$10,857	$12,637	$10,936
Mortality and expense risk charges (note 2b)	(26)	(6,359)	(5,989)	(15,599)	(10,135)	(3,862)	(2,351)	(8,708)

Net investment income (loss)	89	(6,359)	50,146	(3,399)	(9,681)	6,995	10,286	2,228

Realized gain (loss) on investments	49	73,353	(69,299)	(42,471)	(83,204)	13,390	2,872	48,025
Change in unrealized gain (loss) on investments	(944)	(61,451)	(100,698)	(397,085)	(424,100)	(45,820)	(20,140)	(119,229)

Net gain (loss) on investments	(895)	11,902	(169,997)	(439,556)	(507,304)	(32,430)	(17,268)	(71,204)

Reinvested capital gains	323	67,563	-	120,382	-	25,211	388	49,009

Net increase (decrease) in contract owners’ equity resulting from operations	$(483)	$73,106	$(119,851)	$(322,573)	$(516,985)	$(224)	$(6,594)	$(19,967)

Investment Activity:	VVHGB	WRASP	SVDF	SVOF	WFVSCG	MIGIC	FHIPR	FOPR
Reinvested dividends	$4,040	$864	$-	$106	$-	$1,610	$1,343	$-
Mortality and expense risk charges (note 2b)	(1,693)	(1,888)	(1,492)	(538)	(907)	(336)	(1,332)	(5,788)

Net investment income (loss)	2,347	(1,024)	(1,492)	(432)	(907)	1,274	11	(5,788)

Realized gain (loss) on investments	706	(11,840)	6,190	4,146	1,922	42,029	2,955	553,910
Change in unrealized gain (loss) on investments	(4,843)	(50,463)	(41,985)	(15,002)	(19,795)	(58,024)	20,363	(339,269)

Net gain (loss) on investments	(4,137)	(62,303)	(35,795)	(10,856)	(17,873)	(15,995)	23,318	214,641

Reinvested capital gains	758	41,494	33,532	8,513	14,923	16,933	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,032)	$(21,833)	$(3,755)	$(2,775)	$(3,857)	$2,212	$23,329	$208,853

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FOSR	AMFAS
Reinvested dividends	$-	$-
Mortality and expense risk charges (note 2b)	(747)	(282)

Net investment income (loss)	(747)	(282)

Realized gain (loss) on investments	78,359	(6,556)
Change in unrealized gain (loss) on investments	(50,699)	(9,139)

Net gain (loss) on investments	27,660	(15,695)

Reinvested capital gains	-	11,588

Net increase (decrease) in contract owners’ equity resulting from operations	$26,913	$(4,389)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		AASCO		MLVGA2		DSIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$971,448	$1,128,091	$(27,620)	$(29,406)	$1,924	$11,809	$38,422	$46,184
Realized gain (loss) on investments	5,693,664	7,401,519	72,999	191,821	(2,669)	13,506	191,159	508,699
Change in unrealized gain (loss) on investments	(17,637,051)	(5,919,309)	(1,142,369)	(573,465)	(58,160)	(82,563)	(308,061)	(106,962)
Reinvested capital gains	9,511,371	6,462,946	980,510	390,424	45,423	65,162	102,876	47,888

Net increase (decrease) in contract owners’ equity resulting from operations	(1,460,568)	9,073,247	(116,480)	(20,626)	(13,482)	7,914	24,396	495,809

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	19,847,864	24,142,947	219,272	225,634	116,464	170,213	522,832	1,038,932
Transfers between subaccounts (including fixed account), net	(423)	(1,630)	(9)	(61)	12	(1)	(1)	(10)
Surrenders and Death Benefits (notes 4 and 6)	(25,202,919)	(30,469,661)	(696,648)	(271,370)	(122,686)	(66,125)	(1,044,471)	(1,573,074)
Net policy repayments (loans) (note 5)	84,431	602,670	43,650	(35,536)	164	(908)	(23,204)	(2,791)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,234,784)	(11,410,805)	(315,158)	(319,064)	(23,357)	(22,983)	(121,135)	(115,121)
Adjustments to maintain reserves	2,134	(16,428)	14	(337)	359	32	1,065	(173)

Net equity transactions	(16,503,697)	(17,152,907)	(748,879)	(400,734)	(29,044)	80,228	(664,914)	(652,237)

Net change in contract owners’ equity	(17,964,265)	(8,079,660)	(865,359)	(421,360)	(42,526)	88,142	(640,518)	(156,428)
Contract owners’ equity beginning of period	156,502,889	164,582,549	4,231,923	4,653,283	882,165	794,023	3,914,908	4,071,336

Contract owners’ equity end of period	$138,538,624	$156,502,889	$3,366,564	$4,231,923	$839,639	$882,165	$3,274,390	$3,914,908

CHANGES IN UNITS:
Beginning units	521,545	559,464	13,076	14,352	5,546	5,052	12,615	13,732
Units purchased	80,449	132,161	1,030	1,083	731	1,327	1,897	3,300
Units redeemed	(141,210)	(170,080)	(3,242)	(2,359)	(912)	(833)	(3,535)	(4,417)

Ending units	460,784	521,545	10,864	13,076	5,365	5,546	10,977	12,615

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVKMG1		JABS		JACAS		JAGTS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,292)	$(1,430)	$3,903	$4,863	$2,096	$(2,931)	$376	$(1,414)
Realized gain (loss) on investments	22,144	47,365	17,519	22,139	2,694	15,077	11,499	38,531
Change in unrealized gain (loss) on investments	(36,209)	(35,582)	(33,499)	(3,709)	(42,542)	(108,517)	(35,163)	(35,542)
Reinvested capital gains	15,423	-	12,234	15,453	87,427	126,652	31,883	13,381

Net increase (decrease) in contract owners’ equity resulting from operations	66	10,353	157	38,746	49,675	30,281	8,595	14,956

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	124,767	100,992	60,395	117,290	81,382	24,413	169,306	120,549
Transfers between subaccounts (including fixed account), net	-	(3)	-	(3)	(1)	(9)	(6)	(7)
Surrenders and Death Benefits (notes 4 and 6)	(72,069)	(161,288)	(97,604)	(159,687)	(44,928)	(34,097)	(81,941)	(119,462)
Net policy repayments (loans) (note 5)	(245)	103	20,306	(9,320)	11,227	(5,051)	560	2,011
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,724)	(14,572)	(29,042)	(29,384)	(36,908)	(34,584)	(19,615)	(18,874)
Adjustments to maintain reserves	11	5	(353)	229	79	(251)	129	106

Net equity transactions	38,740	(74,763)	(46,298)	(80,875)	10,851	(49,579)	68,433	(15,677)

Net change in contract owners’ equity	38,806	(64,410)	(46,141)	(42,129)	60,526	(19,298)	77,028	(721)
Contract owners’ equity beginning of period	155,022	219,432	473,568	515,697	427,985	447,283	206,633	207,354

Contract owners’ equity end of period	$193,828	$155,022	$427,427	$473,568	$488,511	$427,985	$283,661	$206,633

CHANGES IN UNITS:
Beginning units	1,041	1,575	1,359	1,582	1,510	1,706	580	654
Units purchased	834	728	231	275	243	95	668	496
Units redeemed	(565)	(1,262)	(314)	(498)	(243)	(291)	(347)	(570)

Ending units	1,310	1,041	1,276	1,359	1,510	1,510	901	580

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAIGS		MV2IGI		MVFIC		MSVFI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,718)	$88,888	$(133)	$-	$46,711	$29,684	$7,045	$9,573
Realized gain (loss) on investments	(110,977)	(44,024)	(196)	-	278,940	265,352	4,418	2,029
Change in unrealized gain (loss) on investments	(149,361)	(384,007)	(14,864)	-	(538,243)	(70,072)	(16,624)	16,547
Reinvested capital gains	59,528	124,813	11,327	-	174,982	117,242	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(203,528)	(214,330)	(3,866)	-	(37,610)	342,206	(5,161)	28,149

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	593,586	55,692	200,635	-	58,221	98,800	334,492	9,877
Transfers between subaccounts (including fixed account), net	-	(4)	-	-	-	(12)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(539,088)	6,447	(1,310)	-	(796,331)	(797,798)	(23,015)	(4,801)
Net policy repayments (loans) (note 5)	18,975	(4,879)	-	-	15,950	(10,390)	17,502	18,475
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(93,063)	(97,881)	(3,285)	-	(115,465)	(134,489)	(154,593)	(120,509)
Adjustments to maintain reserves	(396)	(177)	(15)	-	(98)	180	(49)	(73)

Net equity transactions	(19,986)	(40,802)	196,025	-	(837,723)	(843,709)	174,337	(97,031)

Net change in contract owners’ equity	(223,514)	(255,132)	192,159	-	(875,333)	(501,503)	169,176	(68,882)
Contract owners’ equity beginning of period	1,610,243	1,865,375	-	-	3,606,048	4,107,551	355,436	424,318

Contract owners’ equity end of period	$1,386,729	$1,610,243	$192,159	$-	$2,730,715	$3,606,048	$524,612	$355,436

CHANGES IN UNITS:
Beginning units	6,553	6,626	-	-	11,723	14,580	1,438	1,815
Units purchased	1,564	1,090	1,908	-	268	410	1,266	106
Units redeemed	(1,893)	(1,163)	(44)	-	(2,803)	(3,267)	(712)	(483)

Ending units	6,224	6,553	1,864	-	9,188	11,723	1,992	1,438

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSEM		MSVRE		NVAMV1		GVAAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,319	$7,949	$440	$2,533	$14,099	$11,718	$446	$149
Realized gain (loss) on investments	(1,844)	1,113	78,979	124,728	28,882	46,649	3,208	2,070
Change in unrealized gain (loss) on investments	(1,337)	(400)	(56,191)	53,974	(195,876)	(53,542)	(6,396)	706
Reinvested capital gains	-	1,196	-	-	108,315	103,082	2,961	113

Net increase (decrease) in contract owners’ equity resulting from operations	(862)	9,858	23,228	181,235	(44,580)	107,907	219	3,038

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	4,265	5,356	547,298	1,099,161	25,612	51,897	3,902	4,331
Transfers between subaccounts (including fixed account), net	-	-	(10)	(1)	-	(2)	-	(2)
Surrenders and Death Benefits (notes 4 and 6)	(1,568)	(106,002)	(676,815)	(690,549)	(61,234)	(96,480)	(5,363)	(1,170)
Net policy repayments (loans) (note 5)	-	-	3,753	(294)	4,198	(1,313)	342	530
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,198)	(8,742)	(25,871)	(23,036)	(62,834)	(62,706)	(11,351)	(9,394)
Adjustments to maintain reserves	(74)	7	(42)	(406)	270	(123)	59	(67)

Net equity transactions	(8,575)	(109,381)	(151,687)	384,875	(93,988)	(108,727)	(12,411)	(5,772)

Net change in contract owners’ equity	(9,437)	(99,523)	(128,459)	566,110	(138,568)	(820)	(12,192)	(2,734)
Contract owners’ equity beginning of period	51,932	151,455	1,001,041	434,931	941,154	941,974	71,501	74,235

Contract owners’ equity end of period	$42,495	$51,932	$872,582	$1,001,041	$802,586	$941,154	$59,309	$71,501

CHANGES IN UNITS:
Beginning units	178	412	1,359	761	3,861	4,336	464	502
Units purchased	9	12	774	1,672	189	259	28	34
Units redeemed	(32)	(246)	(966)	(1,074)	(592)	(734)	(108)	(72)

Ending units	155	178	1,167	1,359	3,458	3,861	384	464

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$309	$277	$(168)	$(32)	$(175)	$(1,550)	$21	$28
Realized gain (loss) on investments	442	337	6,493	2,678	49,275	30,728	2,755	1,095
Change in unrealized gain (loss) on investments	(1,194)	1,419	(11,237)	(1,282)	(33,923)	8,399	(4,676)	1,613
Reinvested capital gains	21	516	10,714	-	13,808	-	2,209	315

Net increase (decrease) in contract owners’ equity resulting from operations	(422)	2,549	5,802	1,364	28,985	37,577	309	3,051

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,638	3,264	52,956	11,032	16,207	11,176	1,962	4,168
Transfers between subaccounts (including fixed account), net	-	-	-	(3)	-	(3)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(4,692)	(3,084)	(6,848)	153	(39,916)	(5,059)	(4,438)	(315)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,437)	(6,974)	(11,827)	(9,457)	(47,452)	(43,181)	(2,193)	(2,230)
Adjustments to maintain reserves	18	(62)	(153)	111	60	(156)	103	(46)

Net equity transactions	(8,473)	(6,856)	34,128	1,836	(71,101)	(37,223)	(4,566)	1,577

Net change in contract owners’ equity	(8,895)	(4,307)	39,930	3,200	(42,116)	354	(4,257)	4,628
Contract owners’ equity beginning of period	58,122	62,429	118,981	115,781	535,544	535,190	35,884	31,256

Contract owners’ equity end of period	$49,227	$58,122	$158,911	$118,981	$493,428	$535,544	$31,627	$35,884

CHANGES IN UNITS:
Beginning units	470	526	730	718	3,436	3,683	255	243
Units purchased	22	27	301	70	117	148	14	31
Units redeemed	(90)	(83)	(109)	(58)	(556)	(395)	(45)	(19)

Ending units	402	470	922	730	2,997	3,436	224	255

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HIBF		GEM		GIG		NVIE6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,243	$29,269	$275	$1,699	$(200)	$790	$(189)	$1,324
Realized gain (loss) on investments	(28,866)	1,204	(6,513)	4,232	(804)	13	323	498
Change in unrealized gain (loss) on investments	15,072	(24,179)	(53,599)	(17,796)	(4,159)	(2,694)	(3,034)	(2,365)
Reinvested capital gains	2,245	-	-	-	2,672	-	1,454	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,306)	6,294	(59,837)	(11,865)	(2,491)	(1,891)	(1,446)	(543)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	17,386	262,237	46,807	393,491	4,440	71,724	-	(1)
Transfers between subaccounts (including fixed account), net	-	-	1	-	-	-	-	(1)
Surrenders and Death Benefits (notes 4 and 6)	(403,506)	(142,458)	(16,208)	(59,742)	(9,156)	387	(238)	(395)
Net policy repayments (loans) (note 5)	198	900	(1,035)	65	-	-	169	259
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,149)	(14,119)	(41,142)	(33,385)	(1,505)	(895)	(2,686)	(2,951)
Adjustments to maintain reserves	100	(324)	436	(473)	12	(19)	(60)	22

Net equity transactions	(398,971)	106,236	(11,141)	299,956	(6,209)	71,197	(2,815)	(3,067)

Net change in contract owners’ equity	(401,277)	112,530	(70,978)	288,091	(8,700)	69,306	(4,261)	(3,610)
Contract owners’ equity beginning of period	605,953	493,423	373,966	85,875	69,306	-	40,261	43,871

Contract owners’ equity end of period	$204,676	$605,953	$302,988	$373,966	$60,606	$69,306	$36,000	$40,261

CHANGES IN UNITS:
Beginning units	1,940	1,226	1,045	130	713	-	434	466
Units purchased	78	1,113	145	1,166	46	741	2	4
Units redeemed	(1,039)	(399)	(197)	(251)	(111)	(28)	(32)	(36)

Ending units	979	1,940	993	1,045	648	713	404	434

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(73)	$62	$54	$372	$1,025	$605	$1,590	$1,392
Realized gain (loss) on investments	1,775	31,686	18,302	21,317	129	95	710	587
Change in unrealized gain (loss) on investments	(22,250)	(48,546)	(70,630)	10,833	(6,332)	1,140	(6,663)	(983)
Reinvested capital gains	17,331	33,984	48,751	-	3,985	428	2,955	2,083

Net increase (decrease) in contract owners’ equity resulting from operations	(3,217)	17,186	(3,523)	32,522	(1,193)	2,268	(1,408)	3,079

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	9,726	114,849	4,766	7,624	1,751	39,868	-	374
Transfers between subaccounts (including fixed account), net	-	(3)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(76,227)	(121,574)	(54,999)	(60,062)	-	-	(2,364)	530
Net policy repayments (loans) (note 5)	(11,448)	(2,378)	527	183	-	-	61	(323)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,330)	(26,601)	(9,570)	(11,598)	(624)	(369)	(3,247)	(3,097)
Adjustments to maintain reserves	(58)	43	60	(67)	(35)	72	84	(88)

Net equity transactions	(97,337)	(35,664)	(59,216)	(63,920)	1,092	39,571	(5,466)	(2,604)

Net change in contract owners’ equity	(100,554)	(18,478)	(62,739)	(31,398)	(101)	41,839	(6,874)	475
Contract owners’ equity beginning of period	227,217	245,695	331,088	362,486	49,723	7,884	85,440	84,965

Contract owners’ equity end of period	$126,663	$227,217	$268,349	$331,088	$49,622	$49,723	$78,566	$85,440

CHANGES IN UNITS:
Beginning units	1,645	1,882	2,106	2,529	371	61	644	664
Units purchased	83	998	40	59	14	312	5	12
Units redeemed	(794)	(1,235)	(419)	(482)	(6)	(2)	(46)	(32)

Ending units	934	1,645	1,727	2,106	379	371	603	644

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,529	$8,137	$1,221	$1,296	$3,366	$2,838	$596	$384
Realized gain (loss) on investments	7,470	12,712	2	64	2,337	3,051	202	369
Change in unrealized gain (loss) on investments	(51,808)	(18,007)	(4,941)	(1,669)	(17,023)	(6,089)	(3,723)	(1,670)
Reinvested capital gains	27,135	15,282	2,549	2,508	8,643	3,426	2,317	1,623

Net increase (decrease) in contract owners’ equity resulting from operations	(7,674)	18,124	(1,169)	2,199	(2,677)	3,226	(608)	706

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	5,565	8,462	1,170	345	14,692	75,943	5,720	5,720
Transfers between subaccounts (including fixed account), net	-	(1)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(59,564)	(72,964)	-	(1)	-	(3,903)	-	-
Net policy repayments (loans) (note 5)	440	320	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,825)	(16,599)	(1,354)	(1,273)	(9,927)	(8,255)	(1,645)	(1,424)
Adjustments to maintain reserves	60	(66)	57	(69)	(24)	(14)	14	(67)

Net equity transactions	(68,324)	(80,848)	(127)	(998)	4,741	63,771	4,089	4,229

Net change in contract owners’ equity	(75,998)	(62,724)	(1,296)	1,201	2,064	66,997	3,481	4,935
Contract owners’ equity beginning of period	450,358	513,082	84,243	83,042	148,183	81,186	21,360	16,425

Contract owners’ equity end of period	$374,360	$450,358	$82,947	$84,243	$150,247	$148,183	$24,841	$21,360

CHANGES IN UNITS:
Beginning units	3,338	3,952	675	683	1,107	630	159	127
Units purchased	55	79	11	4	110	570	42	43
Units redeemed	(565)	(693)	(12)	(12)	(75)	(93)	(12)	(11)

Ending units	2,828	3,338	674	675	1,142	1,107	189	159

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMC1		NVCBD1		NVLCP1		TRF4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,069	$4,043	$1,686	$1,536	$4,751	$1,230	$5,610	$8,142
Realized gain (loss) on investments	1,034	879	140	203	53	(62)	226,735	60,513
Change in unrealized gain (loss) on investments	(17,309)	(4,956)	(3,245)	1,487	(9,863)	2,228	(217,038)	110,794
Reinvested capital gains	8,660	4,786	349	-	2,632	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,546)	4,752	(1,070)	3,226	(2,427)	3,396	15,307	179,449

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	161,007	3,407	3,398	245,678	963	128,708	119,825
Transfers between subaccounts (including fixed account), net	-	-	-	-	3	-	(20)	(29)
Surrenders and Death Benefits (notes 4 and 6)	-	-	(680)	-	(33)	-	(439,836)	(114,992)
Net policy repayments (loans) (note 5)	-	-	(241)	(626)	250	(1,536)	(2,178)	1,934
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,497)	(4,091)	(4,518)	(5,762)	(3,138)	(1,640)	(169,423)	(181,676)
Adjustments to maintain reserves	(14)	(8)	61	6	(13)	(41)	454	(521)

Net equity transactions	(5,511)	156,908	(1,971)	(2,984)	242,747	(2,254)	(482,295)	(175,459)

Net change in contract owners’ equity	(9,057)	161,660	(3,041)	242	240,320	1,142	(466,988)	3,990
Contract owners’ equity beginning of period	226,281	64,621	76,154	75,912	80,079	78,937	1,679,439	1,675,449

Contract owners’ equity end of period	$217,224	$226,281	$73,113	$76,154	$320,399	$80,079	$1,212,451	$1,679,439

CHANGES IN UNITS:
Beginning units	1,734	512	584	607	568	584	2,602	2,918
Units purchased	4	1,256	29	29	1,754	8	234	226
Units redeemed	(46)	(34)	(44)	(52)	(25)	(24)	(904)	(542)

Ending units	1,692	1,734	569	584	2,297	568	1,932	2,602

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GBF		GBF4		CAF4		GVIDA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,105	$1,439	$9,132	$13,220	$(7,681)	$(7,765)	$4,847	$7,052
Realized gain (loss) on investments	(1,196)	(650)	(13,753)	(15,970)	243,291	166,238	9,284	1,313
Change in unrealized gain (loss) on investments	(840)	3,486	(1,701)	42,396	(379,433)	61,265	(25,899)	23,946
Reinvested capital gains	-	-	-	-	232,554	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(931)	4,275	(6,322)	39,646	88,731	219,738	(11,768)	32,311

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,094	3,145	88,363	121,086	154,710	108,499	29,867	36,144
Transfers between subaccounts (including fixed account), net	-	-	(1)	(1)	(64)	(16)	-	(13)
Surrenders and Death Benefits (notes 4 and 6)	(1,297)	2,457	(95,643)	(121,551)	(428,128)	(186,159)	(29,868)	(15,071)
Net policy repayments (loans) (note 5)	(611)	(626)	(10,534)	559	(3,252)	(40,091)	2,171	(8,719)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,861)	(5,667)	(102,762)	(109,262)	(165,696)	(164,550)	(56,956)	(56,625)
Adjustments to maintain reserves	48	14	(241)	(16)	103	(154)	(198)	(72)

Net equity transactions	(4,627)	(677)	(120,818)	(109,185)	(442,327)	(282,471)	(54,984)	(44,356)

Net change in contract owners’ equity	(5,558)	3,598	(127,140)	(69,539)	(353,596)	(62,733)	(66,752)	(12,045)
Contract owners’ equity beginning of period	117,530	113,932	992,208	1,061,747	2,183,215	2,245,948	777,135	789,180

Contract owners’ equity end of period	$111,972	$117,530	$865,068	$992,208	$1,829,619	$2,183,215	$710,383	$777,135

CHANGES IN UNITS:
Beginning units	819	824	2,544	2,747	9,258	10,456	3,197	3,383
Units purchased	68	48	262	359	694	656	139	161
Units redeemed	(100)	(53)	(541)	(562)	(2,346)	(1,854)	(361)	(347)

Ending units	787	819	2,265	2,544	7,606	9,258	2,975	3,197

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,866	$3,215	$13,669	$22,595	$13,669	$18,281	$2,768	$3,155
Realized gain (loss) on investments	527	880	125,001	56,014	67,441	96,514	5,019	8,563
Change in unrealized gain (loss) on investments	(14,726)	(6,219)	(236,090)	22,983	(144,128)	(30,542)	(24,208)	(5,537)
Reinvested capital gains	9,882	8,698	84,101	-	36,253	-	14,587	5,632

Net increase (decrease) in contract owners’ equity resulting from operations	(1,451)	6,574	(13,319)	101,592	(26,765)	84,253	(1,834)	11,813

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	21,618	138,428	161,024	155,639	91,283	97,444	18,911	8,684
Transfers between subaccounts (including fixed account), net	-	-	2	(18)	-	(15)	-	(3)
Surrenders and Death Benefits (notes 4 and 6)	(1,972)	2,015	(419,645)	(90,621)	(98,993)	(171,884)	(2,176)	(4,912)
Net policy repayments (loans) (note 5)	1,278	551	(63,519)	(3,935)	29,250	(23,702)	126	1,878
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,212)	(16,105)	(249,981)	(245,899)	(123,071)	(119,935)	(25,192)	(25,108)
Adjustments to maintain reserves	(138)	74	73	(405)	(54)	(239)	(174)	98

Net equity transactions	1,574	124,963	(572,046)	(185,239)	(101,585)	(218,331)	(8,505)	(19,363)

Net change in contract owners’ equity	123	131,537	(585,365)	(83,647)	(128,350)	(134,078)	(10,339)	(7,550)
Contract owners’ equity beginning of period	286,540	155,003	2,311,091	2,394,738	1,950,787	2,084,865	295,000	302,550

Contract owners’ equity end of period	$286,663	$286,540	$1,725,726	$2,311,091	$1,822,437	$1,950,787	$284,661	$295,000

CHANGES IN UNITS:
Beginning units	1,885	1,050	9,580	10,318	8,175	9,085	1,517	1,616
Units purchased	159	946	774	740	528	543	88	64
Units redeemed	(149)	(111)	(3,108)	(1,478)	(964)	(1,453)	(142)	(163)

Ending units	1,895	1,885	7,246	9,580	7,739	8,175	1,463	1,517

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MCIF		NVMIG1		GVDIVI		GVDIV4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,919	$3,995	$(839)	$10,530	$1,902	$5,735	$4,117	$35,750
Realized gain (loss) on investments	41,532	108,613	(37,932)	(15,440)	(5,680)	(122)	11,599	18,449
Change in unrealized gain (loss) on investments	(183,037)	(97,605)	(63,555)	(138,930)	(18,765)	(47,408)	(59,150)	(155,852)
Reinvested capital gains	98,976	116,845	89,249	97,761	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,610)	131,848	(13,077)	(46,079)	(22,543)	(41,795)	(43,434)	(101,653)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	130,296	592,760	30,787	2,019,499	33,612	520,736	43,290	43,481
Transfers between subaccounts (including fixed account), net	(1)	(4)	-	(5)	-	(7)	(8)	(12)
Surrenders and Death Benefits (notes 4 and 6)	(308,892)	(1,080,797)	(343,463)	(224,451)	(26,171)	(29,455)	(85,183)	(26,498)
Net policy repayments (loans) (note 5)	9,087	(13,272)	1,059	273	954	(2,880)	27,803	4,326
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,133)	(53,627)	(46,335)	(35,750)	(32,259)	(22,096)	(86,988)	(92,011)
Adjustments to maintain reserves	(82)	460	286	523	(1)	2,822	(110)	(50)

Net equity transactions	(221,725)	(554,480)	(357,666)	1,760,089	(23,865)	469,120	(101,196)	(70,764)

Net change in contract owners’ equity	(259,335)	(422,632)	(370,743)	1,714,010	(46,408)	427,325	(144,630)	(172,417)
Contract owners’ equity beginning of period	1,619,083	2,041,715	1,714,010	-	427,325	-	906,445	1,078,862

Contract owners’ equity end of period	$1,359,748	$1,619,083	$1,343,267	$1,714,010	$380,917	$427,325	$761,815	$906,445

CHANGES IN UNITS:
Beginning units	3,829	4,677	17,588	-	4,716	-	2,016	2,163
Units purchased	420	1,326	374	21,070	488	5,501	178	151
Units redeemed	(695)	(2,174)	(4,006)	(3,482)	(740)	(785)	(454)	(298)

Ending units	3,554	3,829	13,956	17,588	4,464	4,716	1,740	2,016

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,726)	$(2,567)	$733	$994	$(27,668)	$(27,452)	$1,634	$3,901
Realized gain (loss) on investments	34,118	68,829	8,333	7,304	233,141	272,160	22,734	23,240
Change in unrealized gain (loss) on investments	(90,980)	(44,800)	(35,479)	(8,726)	(778,127)	(603,465)	(105,235)	(76,256)
Reinvested capital gains	86,247	72,069	20,212	19,364	552,992	476,941	64,711	140,324

Net increase (decrease) in contract owners’ equity resulting from operations	26,659	93,531	(6,201)	18,936	(19,662)	118,184	(16,156)	91,209

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	69,654	71,713	7,912	11,527	225,219	256,946	25,330	19,694
Transfers between subaccounts (including fixed account), net	-	(12)	1	(5)	(2)	(89)	(1)	(11)
Surrenders and Death Benefits (notes 4 and 6)	(43,980)	(128,791)	(33,204)	(13,459)	(341,338)	(347,143)	(142,784)	(20,348)
Net policy repayments (loans) (note 5)	2,208	(29,734)	644	730	(3,155)	(5,124)	23,721	9,211
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,061)	(75,158)	(17,151)	(17,545)	(283,516)	(298,622)	(50,544)	(48,429)
Adjustments to maintain reserves	146	(454)	51	(22)	44	(613)	(22)	(122)

Net equity transactions	(46,033)	(162,436)	(41,747)	(18,774)	(402,748)	(394,645)	(144,300)	(40,005)

Net change in contract owners’ equity	(19,374)	(68,905)	(47,948)	162	(422,410)	(276,461)	(160,456)	51,204
Contract owners’ equity beginning of period	1,019,281	1,088,186	201,209	201,047	3,921,288	4,197,749	630,729	579,525

Contract owners’ equity end of period	$999,907	$1,019,281	$153,261	$201,209	$3,498,878	$3,921,288	$470,273	$630,729

CHANGES IN UNITS:
Beginning units	5,920	6,942	1,195	1,294	18,147	20,240	3,484	3,718
Units purchased	482	535	59	81	1,162	1,568	313	210
Units redeemed	(715)	(1,557)	(337)	(180)	(3,008)	(3,661)	(1,102)	(444)

Ending units	5,687	5,920	917	1,195	16,301	18,147	2,695	3,484

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF		SCVF4		SCF4		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,132)	$(2,095)	$(1,068)	$(3,883)	$(7,245)	$(11,293)	$4,916	$16,111
Realized gain (loss) on investments	29,138	19,555	188,789	114,767	94,882	66,839	9,413	5,563
Change in unrealized gain (loss) on investments	(59,783)	(52,982)	(496,805)	(180,286)	(321,501)	(368,860)	(31,786)	318
Reinvested capital gains	32,063	39,418	179,980	185,773	195,034	311,413	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(714)	3,896	(129,104)	116,371	(38,830)	(1,901)	(17,457)	21,992

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	45,255	9,134	90,806	112,273	98,339	101,453	67,984	47,165
Transfers between subaccounts (including fixed account), net	-	(4)	9	(17)	(45)	(26)	-	(2)
Surrenders and Death Benefits (notes 4 and 6)	(95,368)	(29,923)	(264,317)	(178,322)	(152,527)	(38,700)	(239,412)	(37,454)
Net policy repayments (loans) (note 5)	15,544	8,172	11,191	4,523	4,007	(9,621)	(2,078)	(4,247)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,693)	(15,975)	(136,947)	(172,082)	(147,839)	(152,651)	(32,676)	(32,509)
Adjustments to maintain reserves	98	(54)	(315)	(126)	21	(307)	10	124

Net equity transactions	(49,164)	(28,650)	(299,573)	(233,751)	(198,044)	(99,852)	(206,172)	(26,923)

Net change in contract owners’ equity	(49,878)	(24,754)	(428,677)	(117,380)	(236,874)	(101,753)	(223,629)	(4,931)
Contract owners’ equity beginning of period	287,245	311,999	2,010,621	2,128,001	2,030,845	2,132,598	671,810	676,741

Contract owners’ equity end of period	$237,367	$287,245	$1,581,944	$2,010,621	$1,793,971	$2,030,845	$448,181	$671,810

CHANGES IN UNITS:
Beginning units	1,156	1,318	6,110	6,863	7,430	7,770	3,206	3,364
Units purchased	191	102	390	468	460	587	370	311
Units redeemed	(370)	(264)	(1,356)	(1,221)	(1,171)	(927)	(1,121)	(469)

Ending units	977	1,156	5,144	6,110	6,719	7,430	2,455	3,206

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVEX4		NVSTB2		NVOLG1		NVTIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$204,770	$207,798	$1,411	$594	$(12,197)	$3,275	$1,030	$2,379
Realized gain (loss) on investments	740,632	780,887	(370)	138	516,538	511,927	9	431
Change in unrealized gain (loss) on investments	(1,122,338)	1,202,371	(2,612)	(1,355)	(2,029,420)	(904,089)	(9,673)	(13,532)
Reinvested capital gains	269,321	-	-	-	2,128,908	1,465,175	4,177	3,253

Net increase (decrease) in contract owners’ equity resulting from operations	92,385	2,191,056	(1,571)	(623)	603,829	1,076,288	(4,457)	(7,469)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,232,188	1,320,435	53,526	46,492	672,309	803,625	8,822	2,736
Transfers between subaccounts (including fixed account), net	(78)	(198)	-	-	(30)	(461)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(924,291)	(999,613)	(64,708)	46	(940,696)	(819,985)	(181)	4,362
Net policy repayments (loans) (note 5)	5,525	(140,562)	(653)	(644)	(59,913)	6,016	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,502,189)	(1,571,985)	(12,909)	(12,140)	(942,071)	(931,519)	(2,052)	(1,482)
Adjustments to maintain reserves	(210)	(1,429)	(79)	(31)	512	(940)	(47)	205

Net equity transactions	(1,189,055)	(1,393,352)	(24,823)	33,723	(1,269,889)	(943,264)	6,542	5,821

Net change in contract owners’ equity	(1,096,670)	797,704	(26,394)	33,100	(666,060)	133,024	2,085	(1,648)
Contract owners’ equity beginning of period	19,140,375	18,342,671	187,182	154,082	14,289,754	14,156,730	83,060	84,708

Contract owners’ equity end of period	$18,043,705	$19,140,375	$160,788	$187,182	$13,623,694	$14,289,754	$85,145	$83,060

CHANGES IN UNITS:
Beginning units	26,059	28,109	1,710	1,404	47,502	50,647	534	497
Units purchased	1,879	2,076	493	424	2,661	3,672	52	67
Units redeemed	(3,331)	(4,126)	(718)	(118)	(6,895)	(6,817)	(15)	(30)

Ending units	24,607	26,059	1,485	1,710	43,268	47,502	571	534

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF4		NVRE1		SAM4		ALVGIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,080	$17,887	$53,407	$70,717	$(26,507)	$(33,260)	$2,954	$2,731
Realized gain (loss) on investments	131,487	109,176	(63,262)	116,060	-	-	24,484	33,095
Change in unrealized gain (loss) on investments	(260,684)	12,485	(591,624)	(211,285)	-	-	(24,147)	(2,506)
Reinvested capital gains	-	-	418,784	826,762	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(116,117)	139,548	(182,695)	802,254	(26,507)	(33,260)	3,291	33,320

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	79,082	91,659	60,402	165,430	2,072,625	2,188,957	49,127	57,992
Transfers between subaccounts (including fixed account), net	-	(45)	(2)	(6)	(1)	-	1	(1)
Surrenders and Death Benefits (notes 4 and 6)	(153,298)	(166,425)	(334,063)	(711,079)	(2,657,173)	(3,676,731)	(17,628)	(36,799)
Net policy repayments (loans) (note 5)	(45,172)	(43,442)	(568)	(16,952)	30,181	552,331	(618)	743
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,850)	(159,218)	(106,703)	(103,134)	(651,332)	(596,582)	(28,948)	(26,252)
Adjustments to maintain reserves	114	(116)	575	(187)	(228)	(357)	(493)	27

Net equity transactions	(277,124)	(277,587)	(380,359)	(665,928)	(1,205,928)	(1,532,382)	1,441	(4,290)

Net change in contract owners’ equity	(393,241)	(138,039)	(563,054)	136,326	(1,232,435)	(1,565,642)	4,732	29,030
Contract owners’ equity beginning of period	1,846,905	1,984,944	3,222,745	3,086,419	4,542,359	6,108,001	378,722	349,692

Contract owners’ equity end of period	$1,453,664	$1,846,905	$2,659,691	$3,222,745	$3,309,924	$4,542,359	$383,454	$378,722

CHANGES IN UNITS:
Beginning units	7,336	8,623	21,510	26,352	25,511	30,491	982	986
Units purchased	528	718	912	1,434	12,298	15,347	176	150
Units redeemed	(1,732)	(2,005)	(3,524)	(6,276)	(19,961)	(20,327)	(154)	(154)

Ending units	6,132	7,336	18,898	21,510	17,848	25,511	1,004	982

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ACVIG		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$269	$13	$3,802	$3,445	$2,730	$1,343	$(819)	$2,847
Realized gain (loss) on investments	18,542	20,635	38,679	11,913	(2,515)	(2,535)	3,095	27,500
Change in unrealized gain (loss) on investments	(89,341)	(32,408)	(85,668)	7,526	(7,223)	1,554	(4,291)	(48,133)
Reinvested capital gains	51,968	40,038	25,661	-	-	5,957	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,562)	28,278	(17,526)	22,884	(7,008)	6,319	(2,015)	(17,786)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	17,483	26,252	31,545	123,886	10,621	11,084	63,892	25,149
Transfers between subaccounts (including fixed account), net	-	(5)	-	(5)	-	-	-	(1)
Surrenders and Death Benefits (notes 4 and 6)	(68,619)	(79,282)	(91,763)	(5,696)	(3,027)	(9,041)	(2,734)	(94,171)
Net policy repayments (loans) (note 5)	8,057	2,157	(18,686)	21,124	826	(1,416)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,797)	(23,403)	(31,984)	(22,952)	(16,503)	(16,097)	(8,075)	(8,704)
Adjustments to maintain reserves	181	(303)	134	314	(247)	98	(40)	78

Net equity transactions	(66,695)	(74,584)	(110,754)	116,671	(8,330)	(15,372)	53,043	(77,649)

Net change in contract owners’ equity	(85,257)	(46,306)	(128,280)	139,555	(15,338)	(9,053)	51,028	(95,435)
Contract owners’ equity beginning of period	356,564	402,870	351,951	212,396	227,678	236,731	235,858	331,293

Contract owners’ equity end of period	$271,307	$356,564	$223,671	$351,951	$212,340	$227,678	$286,886	$235,858

CHANGES IN UNITS:
Beginning units	682	789	1,214	823	1,422	1,521	637	840
Units purchased	54	67	144	532	73	75	167	79
Units redeemed	(162)	(174)	(561)	(141)	(121)	(174)	(30)	(282)

Ending units	574	682	797	1,214	1,374	1,422	774	637

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVU1		DVSCS		DCAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,754	$2,849	$(7)	$(212)	$(340)	$(4,470)	$2,986	$4,042
Realized gain (loss) on investments	33,702	56,245	97	51,652	146,973	390,600	15,015	46,425
Change in unrealized gain (loss) on investments	(82,290)	(8,130)	(472)	(44,910)	(447,990)	(470,541)	(42,242)	(40,419)
Reinvested capital gains	29,799	41,346	638	-	208,006	200,947	14,929	10,000

Net increase (decrease) in contract owners’ equity resulting from operations	(13,035)	92,310	256	6,530	(93,351)	116,536	(9,312)	20,048

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	16,426	108,307	3,357	5,339	189,846	203,677	21,410	22,731
Transfers between subaccounts (including fixed account), net	25	(2)	-	-	(2)	(12)	-	(1)
Surrenders and Death Benefits (notes 4 and 6)	(96,667)	(210,214)	-	(152,087)	(322,182)	(665,683)	(45,840)	(210,666)
Net policy repayments (loans) (note 5)	(5,788)	(7,823)	-	-	(10,186)	(23,394)	1,767	574
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,619)	(23,554)	(3,374)	(7,950)	(134,108)	(142,054)	(23,066)	(26,190)
Adjustments to maintain reserves	(132)	(118)	67	163	(522)	(338)	(7)	80

Net equity transactions	(113,755)	(133,404)	50	(154,535)	(277,154)	(627,804)	(45,736)	(213,472)

Net change in contract owners’ equity	(126,790)	(41,094)	306	(148,005)	(370,505)	(511,268)	(55,048)	(193,424)
Contract owners’ equity beginning of period	692,132	733,226	5,488	153,493	3,369,117	3,880,385	330,278	523,702

Contract owners’ equity end of period	$565,342	$692,132	$5,794	$5,488	$2,998,612	$3,369,117	$275,230	$330,278

CHANGES IN UNITS:
Beginning units	2,726	3,337	14	436	9,246	10,570	1,452	2,046
Units purchased	78	441	8	16	647	835	115	127
Units redeemed	(528)	(1,052)	(8)	(438)	(1,358)	(2,159)	(318)	(721)

Ending units	2,276	2,726	14	14	8,535	9,246	1,249	1,452

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSC		FVCA2P		FQB		FEIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(391)	$(398)	$579	$663	$16,636	$16,122	$165,674	$164,046
Realized gain (loss) on investments	4,576	16,186	575	(1,197)	(1,042)	(306)	(92,547)	(93,402)
Change in unrealized gain (loss) on investments	(6,590)	(17,598)	(5,363)	(12,682)	(20,487)	(2,195)	(1,087,280)	408,387
Reinvested capital gains	631	-	84	12,139	-	-	686,578	107,222

Net increase (decrease) in contract owners’ equity resulting from operations	(1,774)	(1,810)	(4,125)	(1,077)	(4,893)	13,621	(327,575)	586,253

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	79,139	73,074	3,864	3,537	44,630	216,267	571,788	591,306
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	(1)	(10)	(81)
Surrenders and Death Benefits (notes 4 and 6)	(38,655)	(84,694)	(3,013)	(260)	(7,891)	(14,744)	(813,223)	(704,073)
Net policy repayments (loans) (note 5)	242	238	208	191	738	(4,327)	(2,749)	(11,875)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,363)	(1,973)	(4,495)	(4,147)	(43,025)	(36,130)	(732,197)	(737,559)
Adjustments to maintain reserves	306	(338)	(153)	(194)	19	(361)	115	(1,222)

Net equity transactions	39,669	(13,693)	(3,589)	(873)	(5,529)	160,704	(976,276)	(863,504)

Net change in contract owners’ equity	37,895	(15,503)	(7,714)	(1,950)	(10,422)	174,325	(1,303,851)	(277,251)
Contract owners’ equity beginning of period	41,125	56,628	62,903	64,853	548,771	374,446	7,691,360	7,968,611

Contract owners’ equity end of period	$79,020	$41,125	$55,189	$62,903	$538,349	$548,771	$6,387,509	$7,691,360

CHANGES IN UNITS:
Beginning units	116	190	300	298	2,344	1,892	11,060	12,431
Units purchased	371	363	26	23	256	762	999	1,020
Units redeemed	(177)	(437)	(33)	(21)	(270)	(310)	(2,505)	(2,391)

Ending units	310	116	293	300	2,330	2,344	9,554	11,060

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIP		FAMP		FCP		FNRS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$102,727	$67,983	$17,329	$17,831	$-	$-	$1,972	$(544)
Realized gain (loss) on investments	(3,954)	17,539	41,747	63,321	5	-	(1,211)	4,455
Change in unrealized gain (loss) on investments	(203,247)	(77,804)	(217,681)	(67,963)	-	-	(181,530)	(61,380)
Reinvested capital gains	-	-	150,307	109,419	-	-	23,137	2,763

Net increase (decrease) in contract owners’ equity resulting from operations	(104,474)	7,718	(8,298)	122,608	5	-	(157,632)	(54,706)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	822,955	135,748	152,300	134,110	-	-	598,021	107,661
Transfers between subaccounts (including fixed account), net	-	-	(12)	(24)	(23)	-	-	(5)
Surrenders and Death Benefits (notes 4 and 6)	(208,467)	(69,880)	(242,480)	(216,088)	86	-	7,062	(80,945)
Net policy repayments (loans) (note 5)	130	3,346	234	(3,148)	-	-	542	2,869
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,384)	(120,841)	(175,121)	(179,771)	(63)	-	(22,034)	(17,377)
Adjustments to maintain reserves	(152)	(163)	(153)	44	(5)	-	55	10

Net equity transactions	457,082	(51,790)	(265,232)	(264,877)	(5)	-	583,646	12,213

Net change in contract owners’ equity	352,608	(44,072)	(273,530)	(142,269)	-	-	426,014	(42,493)
Contract owners’ equity beginning of period	1,302,461	1,346,533	2,218,187	2,360,456	-	-	211,100	253,593

Contract owners’ equity end of period	$1,655,069	$1,302,461	$1,944,657	$2,218,187	$-	$-	$637,114	$211,100

CHANGES IN UNITS:
Beginning units	3,022	3,176	4,264	4,720	-	-	1,147	1,193
Units purchased	2,795	270	356	312	-	-	3,430	583
Units redeemed	(1,039)	(424)	(907)	(768)	-	-	(176)	(629)

Ending units	4,778	3,022	3,713	4,264	-	-	4,401	1,147

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIS		FF10S		FF30S		FGP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$15,693	$13,875	$56	$61	$174	$133	$(56,269)	$(62,697)
Realized gain (loss) on investments	33,510	12,977	230	410	94	85	970,290	692,410
Change in unrealized gain (loss) on investments	(143,077)	14,990	(352)	(384)	(574)	132	(514,452)	621,207
Reinvested capital gains	62,325	9,516	18	96	98	331	396,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,549)	51,358	(48)	183	(208)	681	796,494	1,250,920

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	36,214	40,034	1,848	3,773	955	926	924,587	1,105,999
Transfers between subaccounts (including fixed account), net	-	(3)	-	-	-	-	(112)	(239)
Surrenders and Death Benefits (notes 4 and 6)	3,305	(11,615)	-	-	-	-	(1,343,390)	(763,625)
Net policy repayments (loans) (note 5)	(17,575)	(4,158)	-	-	-	-	13,509	11,689
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,512)	(43,553)	(2,825)	(2,852)	(282)	(299)	(1,111,355)	(1,121,547)
Adjustments to maintain reserves	(109)	80	(32)	(64)	52	76	(994)	(746)

Net equity transactions	(22,677)	(19,215)	(1,009)	857	725	703	(1,517,755)	(768,469)

Net change in contract owners’ equity	(54,226)	32,143	(1,057)	1,040	517	1,384	(721,261)	482,451
Contract owners’ equity beginning of period	695,142	662,999	6,958	5,918	17,739	16,355	12,769,924	12,287,473

Contract owners’ equity end of period	$640,916	$695,142	$5,901	$6,958	$18,256	$17,739	$12,048,663	$12,769,924

CHANGES IN UNITS:
Beginning units	3,019	3,105	42	37	99	95	18,669	20,004
Units purchased	299	205	11	22	6	5	1,502	1,884
Units redeemed	(394)	(291)	(17)	(17)	(2)	(1)	(3,441)	(3,219)

Ending units	2,924	3,019	36	42	103	99	16,730	18,669

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGS		FIGBP		FIGBS		FMCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,186)	$(3,505)	$68,876	$60,723	$1,023	$912	$(10,323)	$(20,478)
Realized gain (loss) on investments	50,212	46,170	(16,946)	1,928	(152)	194	44,634	112,563
Change in unrealized gain (loss) on investments	(30,671)	9,001	(99,312)	150,787	(1,722)	1,784	(470,269)	(10,195)
Reinvested capital gains	16,748	-	3,196	1,695	47	24	387,460	85,745

Net increase (decrease) in contract owners’ equity resulting from operations	33,103	51,666	(44,186)	215,133	(804)	2,914	(48,498)	167,635

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	40,871	46,579	512,603	525,795	9,132	9,203	123,279	86,939
Transfers between subaccounts (including fixed account), net	-	(8)	3	(8)	-	-	1	(23)
Surrenders and Death Benefits (notes 4 and 6)	(23,813)	(40,689)	(640,700)	(460,663)	(8,101)	350	(543,767)	(762,767)
Net policy repayments (loans) (note 5)	(23,905)	(9,717)	(7,215)	(16,126)	(6)	(5)	18,039	(14,883)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,900)	(37,381)	(430,438)	(418,505)	(6,864)	(6,360)	(138,983)	(145,994)
Adjustments to maintain reserves	(3)	25	(244)	(598)	(54)	77	(85)	(159)

Net equity transactions	(37,750)	(41,191)	(565,991)	(370,105)	(5,893)	3,265	(541,516)	(836,887)

Net change in contract owners’ equity	(4,647)	10,475	(610,177)	(154,972)	(6,697)	6,179	(590,014)	(669,252)
Contract owners’ equity beginning of period	544,588	534,113	4,163,650	4,318,622	63,668	57,489	3,300,456	3,969,708

Contract owners’ equity end of period	$539,941	$544,588	$3,553,473	$4,163,650	$56,971	$63,668	$2,710,442	$3,300,456

CHANGES IN UNITS:
Beginning units	2,198	2,379	10,849	11,955	402	381	7,431	9,148
Units purchased	199	207	1,187	1,290	64	63	352	265
Units redeemed	(346)	(388)	(2,858)	(2,396)	(101)	(42)	(1,523)	(1,982)

Ending units	2,051	2,198	9,178	10,849	365	402	6,260	7,431

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOP		FOS		FVSS		FTVRDI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$31,543	$13,542	$2,442	$17	$619	$636	$10,886	$8,998
Realized gain (loss) on investments	90,970	(5,508)	(328)	1	32,408	24,579	34,658	242,707
Change in unrealized gain (loss) on investments	(206,352)	(194,759)	(21,356)	(297)	(41,638)	(5,020)	(209,059)	(190,330)
Reinvested capital gains	4,104	536	315	1	259	-	119,441	22,551

Net increase (decrease) in contract owners’ equity resulting from operations	(79,735)	(186,189)	(18,927)	(278)	(8,352)	20,195	(44,074)	83,926

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,671,375	117,642	338,705	158	9,467	9,925	281,615	140,563
Transfers between subaccounts (including fixed account), net	3	15	-	-	-	2	17	(4)
Surrenders and Death Benefits (notes 4 and 6)	(343,137)	(118,867)	(6,224)	(1,470)	(61,270)	(34,690)	(118,997)	(687,388)
Net policy repayments (loans) (note 5)	12,874	7,739	607	-	135	180	25,686	(21,359)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(268,121)	(174,780)	(13,375)	(70)	(25,339)	(28,133)	(70,492)	(79,275)
Adjustments to maintain reserves	445	(342)	38	123	(14)	50	297	(694)

Net equity transactions	2,073,439	(168,593)	319,751	(1,259)	(77,021)	(52,666)	118,126	(648,157)

Net change in contract owners’ equity	1,993,704	(354,782)	300,824	(1,537)	(85,373)	(32,471)	74,052	(564,231)
Contract owners’ equity beginning of period	1,904,028	2,258,810	2,962	4,499	341,810	374,281	1,152,624	1,716,855

Contract owners’ equity end of period	$3,897,732	$1,904,028	$303,786	$2,962	$256,437	$341,810	$1,226,676	$1,152,624

CHANGES IN UNITS:
Beginning units	4,027	4,412	13	18	956	1,110	3,896	5,630
Units purchased	10,148	379	1,377	1	32	36	1,205	529
Units redeemed	(1,982)	(764)	(92)	(6)	(198)	(190)	(636)	(2,263)

Ending units	12,193	4,027	1,298	13	790	956	4,465	3,896

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVSVI		FTVDM2		TIF		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,233	$1,523	$1,678	$1,458	$8,432	$5,734	$90,005	$68,850
Realized gain (loss) on investments	30,726	36,659	(3,173)	106	(1,254)	5,298	(17,088)	(3,590)
Change in unrealized gain (loss) on investments	(292,041)	(131,233)	(43,022)	(10,386)	(42,192)	(58,225)	(143,937)	(59,188)
Reinvested capital gains	170,044	94,864	16,899	-	9,955	-	6,475	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,038)	1,813	(27,618)	(8,822)	(25,059)	(47,193)	(64,545)	6,072

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	51,103	53,681	3,815	154,275	83,668	106,530	21,469	1,536,356
Transfers between subaccounts (including fixed account), net	1	(6)	-	-	-	(3)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(144,036)	(53,476)	6,048	6,514	(14,934)	(74,758)	(168,400)	(49,185)
Net policy repayments (loans) (note 5)	2,318	(73)	93	(1,506)	2,274	(503)	(398)	(913)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,877)	(84,089)	(9,373)	(6,577)	(25,165)	(24,808)	(48,744)	(33,684)
Adjustments to maintain reserves	(191)	35	(20)	34	193	(24)	493	(49)

Net equity transactions	(168,682)	(83,928)	563	152,740	46,036	6,434	(195,580)	1,452,525

Net change in contract owners’ equity	(257,720)	(82,115)	(27,055)	143,918	20,977	(40,759)	(260,125)	1,458,597
Contract owners’ equity beginning of period	1,270,640	1,352,755	143,918	-	310,543	351,302	1,458,597	-

Contract owners’ equity end of period	$1,012,920	$1,270,640	$116,863	$143,918	$331,520	$310,543	$1,198,472	$1,458,597

CHANGES IN UNITS:
Beginning units	3,510	3,717	1,534	-	704	707	14,535	-
Units purchased	242	254	196	1,634	180	213	372	15,767
Units redeemed	(657)	(461)	(169)	(100)	(109)	(216)	(2,333)	(1,232)

Ending units	3,095	3,510	1,561	1,534	775	704	12,574	14,535

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		AMTB		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$36	$2,010	$11,064	$10,959	$(140)	$(215)	$(84)	$-
Realized gain (loss) on investments	(63)	(4,643)	(6,126)	(1,837)	(3,980)	19,950	(13)	-
Change in unrealized gain (loss) on investments	(33)	(3)	(10,939)	(9,672)	2,958	(25,925)	(3,251)	-
Reinvested capital gains	3	73	-	-	1,643	9,242	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(57)	(2,563)	(6,001)	(550)	481	3,052	(3,348)	-

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	39	109,049	327,760	51,866	2,071	1,481	77,958	-
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	(1)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(788)	(95,837)	(31,505)	(26,159)	(21,649)	(68,946)	-	-
Net policy repayments (loans) (note 5)	87	(1,992)	2,206	7,117	4,666	19,373	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,217)	(6,358)	(67,215)	(65,703)	(3,826)	(6,255)	(333)	-
Adjustments to maintain reserves	69	(65)	(99)	(255)	554	(50)	(62)	-

Net equity transactions	(1,810)	4,797	231,147	(33,134)	(18,184)	(54,398)	77,563	-

Net change in contract owners’ equity	(1,867)	2,234	225,146	(33,684)	(17,703)	(51,346)	74,215	-
Contract owners’ equity beginning of period	2,234	-	1,051,512	1,085,196	36,963	88,309	-	-

Contract owners’ equity end of period	$367	$2,234	$1,276,658	$1,051,512	$19,260	$36,963	$74,215	$-

CHANGES IN UNITS:
Beginning units	17	-	3,748	3,912	56	143	-	-
Units purchased	1	805	1,233	275	10	32	769	-
Units redeemed	(15)	(788)	(453)	(439)	(37)	(119)	(3)	-

Ending units	3	17	4,528	3,748	29	56	766	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMSRS		OVGS		OVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,011	$677	$(595)	$(1,304)	$17,496	$18,939	$928	$624
Realized gain (loss) on investments	49,913	116,877	22,079	22,273	164,531	130,287	46,906	22,035
Change in unrealized gain (loss) on investments	(253,198)	(21,790)	(53,299)	10,939	(256,222)	(251,616)	(96,907)	7,462
Reinvested capital gains	75,497	-	27,540	-	193,624	152,184	59,655	8,291

Net increase (decrease) in contract owners’ equity resulting from operations	(126,777)	95,764	(4,275)	31,908	119,429	49,794	10,582	38,412

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	41,920	44,270	10,840	13,294	201,681	2,226,900	35,204	19,655
Transfers between subaccounts (including fixed account), net	(22)	(8)	-	(1)	(2)	(5)	1	(1)
Surrenders and Death Benefits (notes 4 and 6)	(13,038)	(146,178)	(45,908)	(64,409)	(579,577)	(619,112)	(59,086)	(30,003)
Net policy repayments (loans) (note 5)	2,698	(171)	2,031	1,027	7,951	(6,601)	1,543	(700)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(92,777)	(93,759)	(13,551)	(14,415)	(137,476)	(104,480)	(34,529)	(34,759)
Adjustments to maintain reserves	144	(18)	(288)	80	620	(432)	(299)	(36)

Net equity transactions	(61,075)	(195,864)	(46,876)	(64,424)	(506,803)	1,496,270	(57,166)	(45,844)

Net change in contract owners’ equity	(187,852)	(100,100)	(51,151)	(32,516)	(387,374)	1,546,064	(46,584)	(7,432)
Contract owners’ equity beginning of period	1,074,389	1,174,489	348,081	380,597	2,983,968	1,437,904	400,971	408,403

Contract owners’ equity end of period	$886,537	$1,074,389	$296,930	$348,081	$2,596,594	$2,983,968	$354,387	$400,971

CHANGES IN UNITS:
Beginning units	2,693	3,213	1,185	1,393	10,587	3,041	1,540	1,691
Units purchased	141	130	49	57	878	9,575	123	98
Units redeemed	(298)	(650)	(170)	(265)	(2,129)	(2,029)	(390)	(249)

Ending units	2,536	2,693	1,064	1,185	9,336	10,587	1,273	1,540

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSC		OVSB		PMVFBA		PMVLDA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$569	$545	$3,904	$3,763	$362	$2,321	$25,581	$5,078
Realized gain (loss) on investments	28,462	30,092	(769)	(867)	(25,767)	(56)	3,696	1,017
Change in unrealized gain (loss) on investments	(98,279)	(41,714)	(14,166)	(480)	22,222	(24,818)	(30,983)	(6,211)
Reinvested capital gains	47,511	48,035	-	-	65	1,005	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,737)	36,958	(11,031)	2,416	(3,118)	(21,548)	(1,706)	(116)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	22,762	20,273	240,807	6,024	809	48,030	55,755	71,239
Transfers between subaccounts (including fixed account), net	-	(1)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(68,587)	(44,768)	(3,719)	(18,372)	(312,581)	107	(513,257)	(71,407)
Net policy repayments (loans) (note 5)	13,104	(10,992)	29	(113)	-	282,671	(434)	272,091
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,025)	(17,956)	(5,835)	(6,878)	(2,505)	(9,305)	(32,334)	(42,881)
Adjustments to maintain reserves	(298)	553	7	64	(101)	50	522	(189)

Net equity transactions	(52,044)	(52,891)	231,289	(19,275)	(314,378)	321,553	(489,748)	228,853

Net change in contract owners’ equity	(73,781)	(15,933)	220,258	(16,859)	(317,496)	300,005	(491,454)	228,737
Contract owners’ equity beginning of period	359,578	375,511	92,578	109,437	341,333	41,328	1,409,597	1,180,860

Contract owners’ equity end of period	$285,797	$359,578	$312,836	$92,578	$23,837	$341,333	$918,143	$1,409,597

CHANGES IN UNITS:
Beginning units	824	989	874	1,060	2,760	333	11,734	9,839
Units purchased	88	56	1,190	64	10	2,513	490	3,130
Units redeemed	(163)	(221)	(100)	(250)	(2,561)	(86)	(4,547)	(1,235)

Ending units	749	824	1,964	874	209	2,760	7,677	11,734

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVGIB		PVTIGB		PVTVB		ACEG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,926	$1,528	$250	$138	$511	$18	$(843)	$(901)
Realized gain (loss) on investments	45,421	34,526	(2,274)	(838)	7,480	2,903	5,156	25,145
Change in unrealized gain (loss) on investments	(59,475)	(14,052)	1,931	(3,615)	(34,971)	5,650	1,801	(17,443)
Reinvested capital gains	-	-	-	-	19,073	2,407	746	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,128)	22,002	(93)	(4,315)	(7,907)	10,978	6,860	6,801

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	8,101	15,006	189	261	5,605	7,535	85,921	185,877
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	-	(8)
Surrenders and Death Benefits (notes 4 and 6)	(99,404)	(59,962)	-	-	(41,890)	(7,855)	(43,099)	(171,253)
Net policy repayments (loans) (note 5)	(24,132)	(3,004)	-	-	(13,405)	(2,244)	58	22
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,199)	(9,127)	(4,176)	(3,667)	(4,963)	(4,538)	(4,661)	(8,748)
Adjustments to maintain reserves	2	(121)	39	60	61	(229)	87	(42)

Net equity transactions	(121,632)	(57,208)	(3,948)	(3,346)	(54,592)	(7,331)	38,306	5,848

Net change in contract owners’ equity	(133,760)	(35,206)	(4,041)	(7,661)	(62,499)	3,647	45,166	12,649
Contract owners’ equity beginning of period	191,431	226,637	52,762	60,423	135,958	132,311	94,686	82,037

Contract owners’ equity end of period	$57,671	$191,431	$48,721	$52,762	$73,459	$135,958	$139,852	$94,686

CHANGES IN UNITS:
Beginning units	850	1,106	210	221	488	521	649	604
Units purchased	64	82	1	1	34	36	585	1,344
Units redeemed	(635)	(338)	(14)	(12)	(266)	(69)	(313)	(1,299)

Ending units	279	850	197	210	256	488	921	649

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVBVI		TRHS2		VWBF		VWEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$89	$34	$(6,359)	$(4,550)	$50,146	$48,256	$(3,399)	$(3,451)
Realized gain (loss) on investments	49	58	73,353	87,737	(69,299)	(63,008)	(42,471)	24,681
Change in unrealized gain (loss) on investments	(944)	154	(61,451)	28,926	(100,698)	(48,789)	(397,085)	(458,729)
Reinvested capital gains	323	-	67,563	53,138	-	89,472	120,382	368,367

Net increase (decrease) in contract owners’ equity resulting from operations	(483)	246	73,106	165,251	(119,851)	25,931	(322,573)	(69,132)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	152	152	344,061	255,595	90,148	196,238	219,526	721,889
Transfers between subaccounts (including fixed account), net	-	-	(2)	(14)	-	(5)	(3)	1
Surrenders and Death Benefits (notes 4 and 6)	-	-	(185,906)	(214,268)	(109,983)	(300,614)	(200,959)	(1,335,001)
Net policy repayments (loans) (note 5)	-	-	(7,512)	(2,077)	(3,470)	1,282	20,789	(1,645)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(153)	(141)	(39,185)	(31,691)	(61,835)	(73,546)	(150,787)	(185,371)
Adjustments to maintain reserves	(9)	(6)	484	(138)	18	(290)	(176)	(727)

Net equity transactions	(10)	5	111,940	7,407	(85,122)	(176,935)	(111,610)	(800,854)

Net change in contract owners’ equity	(493)	251	185,046	172,658	(204,973)	(151,004)	(434,183)	(869,986)
Contract owners’ equity beginning of period	4,487	4,236	687,298	514,640	944,433	1,095,437	2,331,298	3,201,284

Contract owners’ equity end of period	$3,994	$4,487	$872,344	$687,298	$739,460	$944,433	$1,897,115	$2,331,298

CHANGES IN UNITS:
Beginning units	11	11	2,343	2,285	3,213	3,509	5,271	6,711
Units purchased	-	-	1,036	1,031	480	709	739	1,325
Units redeemed	-	-	(715)	(973)	(644)	(1,005)	(907)	(2,765)

Ending units	11	11	2,664	2,343	3,049	3,213	5,103	5,271

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHA		VVEI		VVHYB		VVMCI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,681)	$(8,474)	$6,995	$6,344	$10,286	$10,402	$2,228	$34
Realized gain (loss) on investments	(83,204)	(1,921)	13,390	12,270	2,872	4,258	48,025	35,564
Change in unrealized gain (loss) on investments	(424,100)	(244,497)	(45,820)	922	(20,140)	(6,808)	(119,229)	36,829
Reinvested capital gains	-	-	25,211	21,296	388	-	49,009	33,855

Net increase (decrease) in contract owners’ equity resulting from operations	(516,985)	(254,892)	(224)	40,832	(6,594)	7,852	(19,967)	106,282

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	671,558	146,117	31,263	28,867	32,245	15,439	56,935	53,972
Transfers between subaccounts (including fixed account), net	(16)	(1)	-	(3)	-	-	-	(4)
Surrenders and Death Benefits (notes 4 and 6)	(68,438)	(304,341)	(32,752)	(35,831)	(14,379)	2,228	(41,290)	(74,404)
Net policy repayments (loans) (note 5)	11,078	(1,648)	1,078	4,620	354	(765)	(5,238)	1,712
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,636)	(105,864)	(26,799)	(26,856)	(12,409)	(13,944)	(44,338)	(48,473)
Adjustments to maintain reserves	174	(578)	(164)	(149)	61	(1)	(155)	(272)

Net equity transactions	518,720	(266,315)	(27,374)	(29,352)	5,872	2,957	(34,086)	(67,469)

Net change in contract owners’ equity	1,735	(521,207)	(27,598)	11,480	(722)	10,809	(54,053)	38,813
Contract owners’ equity beginning of period	1,071,957	1,593,164	423,604	412,124	243,304	232,495	930,286	891,473

Contract owners’ equity end of period	$1,073,692	$1,071,957	$396,006	$423,604	$242,582	$243,304	$876,233	$930,286

CHANGES IN UNITS:
Beginning units	2,065	2,288	1,589	1,706	1,190	1,176	2,722	2,935
Units purchased	2,112	436	128	136	190	115	211	189
Units redeemed	(524)	(659)	(230)	(253)	(163)	(101)	(307)	(402)

Ending units	3,653	2,065	1,487	1,589	1,217	1,190	2,626	2,722

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VVHGB		WRASP		SVDF		SVOF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,347	$3,044	$(1,024)	$(771)	$(1,492)	$(1,497)	$(432)	$(570)
Realized gain (loss) on investments	706	1,854	(11,840)	10,558	6,190	13,675	4,146	6,574
Change in unrealized gain (loss) on investments	(4,843)	3,581	(50,463)	(58,973)	(41,985)	(43,427)	(15,002)	2,924
Reinvested capital gains	758	703	41,494	32,342	33,532	30,049	8,513	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,032)	9,182	(21,833)	(16,844)	(3,755)	(1,200)	(2,775)	8,928

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	8,195	8,450	80,863	94,753	6,950	5,359	4,122	3,736
Transfers between subaccounts (including fixed account), net	-	-	1	-	1	(8)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(501)	(21,143)	(42,988)	(76,246)	587	(7,073)	(7,757)	(18,404)
Net policy repayments (loans) (note 5)	282	398	(1,961)	(14,454)	97	83	120	101
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,544)	(14,099)	(8,211)	(9,777)	(21,377)	(17,239)	(3,665)	(3,760)
Adjustments to maintain reserves	7	(86)	46	(47)	61	(27)	7	-

Net equity transactions	(5,561)	(26,480)	27,750	(5,771)	(13,681)	(18,905)	(7,173)	(18,327)

Net change in contract owners’ equity	(6,593)	(17,298)	5,917	(22,615)	(17,436)	(20,105)	(9,948)	(9,399)
Contract owners’ equity beginning of period	180,529	197,827	252,092	274,707	228,067	248,172	88,546	97,945

Contract owners’ equity end of period	$173,936	$180,529	$258,009	$252,092	$210,631	$228,067	$78,598	$88,546

CHANGES IN UNITS:
Beginning units	1,178	1,354	1,543	1,581	777	843	192	233
Units purchased	96	84	565	665	34	37	13	9
Units redeemed	(132)	(260)	(372)	(703)	(78)	(103)	(28)	(50)

Ending units	1,142	1,178	1,736	1,543	733	777	177	192

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		FTVGI3		MIGIC		FHIPR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(907)	$(958)	$-	$(3,527)	$1,274	$(376)	$11	$27,147
Realized gain (loss) on investments	1,922	6,705	-	(12,480)	42,029	6,983	2,955	2,881
Change in unrealized gain (loss) on investments	(19,795)	(23,840)	-	25,781	(58,024)	1,694	20,363	(27,347)
Reinvested capital gains	14,923	14,397	-	-	16,933	10,142	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,857)	(3,696)	-	9,774	2,212	18,443	23,329	2,681

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,316	38,735	-	16,789	2,194	8,000	27,564	48,249
Transfers between subaccounts (including fixed account), net	-	(1)	-	(1)	-	-	(4)	(2)
Surrenders and Death Benefits (notes 4 and 6)	(6,140)	(48,524)	-	(1,554,046)	(195,367)	(9,835)	(564,179)	(16,541)
Net policy repayments (loans) (note 5)	159	102	-	(597)	-	-	1,145	589
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,095)	(3,435)	-	(16,525)	(924)	(6,707)	(17,617)	(43,907)
Adjustments to maintain reserves	-	144	-	(70)	175	(375)	(315)	(80)

Net equity transactions	(6,760)	(12,979)	-	(1,554,450)	(193,922)	(8,917)	(553,406)	(11,692)

Net change in contract owners’ equity	(10,617)	(16,675)	-	(1,544,676)	(191,710)	9,526	(530,077)	(9,011)
Contract owners’ equity beginning of period	118,744	135,419	-	1,544,676	191,710	182,184	530,077	539,088

Contract owners’ equity end of period	$108,127	$118,744	$-	$-	$-	$191,710	$-	$530,077

CHANGES IN UNITS:
Beginning units	488	542	-	7,963	744	783	3,619	3,696
Units purchased	13	202	-	95	6	27	195	399
Units redeemed	(40)	(256)	-	(8,058)	(750)	(66)	(3,814)	(476)

Ending units	461	488	-	-	-	744	-	3,619

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOPR		FOSR		AMFAS		OVGS3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,788)	$14,820	$(747)	$1,561	$(282)	$(188)	$-	$(4,844)
Realized gain (loss) on investments	553,910	149,078	78,359	15,496	(6,556)	2,195	-	601,314
Change in unrealized gain (loss) on investments	(339,269)	(385,099)	(50,699)	(45,629)	(9,139)	(3,638)	-	(598,264)
Reinvested capital gains	-	631	-	79	11,588	2,263	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	208,853	(220,570)	26,913	(28,493)	(4,389)	632	-	(1,794)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	56,750	213,945	9,336	29,208	56,838	1,562	-	84,054
Transfers between subaccounts (including fixed account), net	(17)	(19)	-	(1)	-	-	-	(10)
Surrenders and Death Benefits (notes 4 and 6)	(2,524,685)	(110,621)	(321,393)	(9,969)	(77,697)	(2,859)	-	(2,120,903)
Net policy repayments (loans) (note 5)	(3,485)	(65,575)	(1,775)	2,400	-	-	-	2,891
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,079)	(152,775)	(6,468)	(24,039)	(1,172)	(709)	-	(32,507)
Adjustments to maintain reserves	(168)	(278)	68	(299)	14	(108)	-	(89)

Net equity transactions	(2,525,684)	(115,323)	(320,232)	(2,700)	(22,017)	(2,114)	-	(2,066,564)

Net change in contract owners’ equity	(2,316,831)	(335,893)	(293,319)	(31,193)	(26,406)	(1,482)	-	(2,068,358)
Contract owners’ equity beginning of period	2,316,831	2,652,724	293,319	324,512	26,406	27,888	-	2,068,358

Contract owners’ equity end of period	$-	$2,316,831	$-	$293,319	$-	$26,406	$-	$-

CHANGES IN UNITS:
Beginning units	14,141	14,769	1,809	1,824	130	141	-	9,715
Units purchased	414	1,947	60	283	256	8	-	441
Units redeemed	(14,555)	(2,575)	(1,869)	(298)	(386)	(19)	-	(10,156)

Ending units	-	14,141	-	1,809	-	130	-	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		HIBF3		GEM3		GIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(353)	$-	$2,958	$-	$863	$-	$1,127
Realized gain (loss) on investments	-	(3,847)	-	896	-	42,517	-	8,796
Change in unrealized gain (loss) on investments	-	(442)	-	617	-	(55,992)	-	(8,915)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,642)	-	4,471	-	(12,612)	-	1,008

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	1,568	-	3,094	-	8,439	-	1,344
Transfers between subaccounts (including fixed account), net	-	3	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	-	(148,289)	-	(152,748)	-	(378,451)	-	(63,132)
Net policy repayments (loans) (note 5)	-	(2,569)	-	-	-	351	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,214)	-	(2,639)	-	(8,979)	-	(404)
Adjustments to maintain reserves	-	16	-	(67)	-	(76)	-	(12)

Net equity transactions	-	(152,485)	-	(152,360)	-	(378,716)	-	(62,204)

Net change in contract owners’ equity	-	(157,127)	-	(147,889)	-	(391,328)	-	(61,196)
Contract owners’ equity beginning of period	-	157,127	-	147,889	-	391,328	-	61,196

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	877	-	867	-	1,829	-	542
Units purchased	-	22	-	18	-	45	-	12
Units redeemed	-	(899)	-	(885)	-	(1,874)	-	(554)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMIG3		GVDIV3
	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$17,702	$-	$10,786
Realized gain (loss) on investments	-	256,805	-	57,369
Change in unrealized gain (loss) on investments	-	(259,262)	-	(72,544)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	15,245	-	(4,389)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	-	24,932	-	13,813
Transfers between subaccounts (including fixed account), net	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	-	(2,088,884)	-	(499,529)
Net policy repayments (loans) (note 5)	-	(2,838)	-	(253)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(18,198)	-	(11,734)
Adjustments to maintain reserves	-	(771)	-	(2,824)

Net equity transactions	-	(2,085,759)	-	(500,527)

Net change in contract owners’ equity	-	(2,070,514)	-	(504,916)
Contract owners’ equity beginning of period	-	2,070,514	-	504,916

Contract owners’ equity end of period	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	17,757	-	3,738
Units purchased	-	248	-	123
Units redeemed	-	(18,005)	-	(3,861)

Ending units	-	-	-	-

See accompanying notes to financial statements.

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Account is an investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

On December 31, 2009, NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

(b) The Contracts

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio: Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

*At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0—4% of premium payments depending on the Insured state of residence), (2) sales charges in policy years 1 -15 5% per premium payment will be deducted. After year 15 there is no intent to continue the charge, but reserve the right to do so and (3) Federal tax charges (1.25— 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in net assets.

For the period ended December 31, 2015 and 2014 total front-end sales charge deductions were $ 315,813 and and $ 361,902 was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

Each subaccount is also charged monthly by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(c) Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges (for NLIAC Options Elite, NLAIC Options VL, NLAIC Options Premier and NLIAC Survivor Options contracts the fee is $11.00 [$9.50 in New York] and for all other contracts the fee is $7.50), (2) first year policy charges ($5 - $17.50); some policies deduct an initial administrative charge based on the initial Face Amount Value as follows:

The initial administrative charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount

$0.09 per $1,000 on the next million of Face Amount

$0.07 per $1,000 on the next million of Face Amount

$0.05 per $1,000 on the next million of Face Amount

$0.03 per $1,000 on the next million of Face Amount

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

$0 on the excess Face Amount over $5 million

and (3) supplementary charges, for both the first year policy charges and the monthly administrative charge, (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiverbenefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) Four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60 - $100 plus $0.50 - $1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a contract owner of amounts in the subaccounts are free of charge.

A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross. premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10 -15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $1.00-$5.00 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). The deferred sales charge will not exceed the Maximum Deferred Sales Charges specified in the Policy. The Maximum Deferred Sales Charge decreases by 20% of the original amount each year in Policy Years 12 through 15. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite contracts, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $12,811,285 and $18,197,984, respectively, and total transfers from the Account to the fixed account were $12,911,079 and $19,128,913, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$138,536,199	$-	$-	$138,536,199

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares ( AASCO)	$1,126,015	$922,221
Global Allocation V.I. Fund - Class II ( MLVGA2)	164,787	146,378
Stock Index Fund, Inc. - Initial Shares ( DSIF)	617,936	1,141,652
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares ( IVKMG1)	140,468	87,609
Balanced Portfolio: Service Shares ( JABS)	90,678	120,486
Forty Portfolio: Service Shares ( JACAS)	174,924	74,679
Global Technology Portfolio: Service Shares ( JAGTS)	208,618	108,055
Overseas Portfolio: Service Shares ( JAIGS)	716,876	679,732
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class ( MV2IGI)	212,461	5,214
Value Series - Initial Class ( MVFIC)	304,241	920,305
Core Plus Fixed Income Portfolio - Class I ( MSVFI)	353,624	172,237
Emerging Markets Debt Portfolio - Class I ( MSEM)	6,867	13,048
U.S. Real Estate Portfolio - Class I ( MSVRE)	556,741	707,977
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1)	160,960	132,850
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2)	7,021	16,083
American Funds NVIT Bond Fund - Class II ( GVABD2)	2,068	10,229
American Funds NVIT Global Growth Fund - Class II ( GVAGG2)	62,008	17,182
American Funds NVIT Growth Fund - Class II ( GVAGR2)	29,980	87,559
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2)	4,191	6,630
Federated NVIT High Income Bond Fund - Class I ( HIBF)	28,788	416,408
NVIT Emerging Markets Fund - Class I ( GEM)	41,726	53,029
NVIT International Equity Fund - Class I ( GIG)	7,175	10,922
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6)	1,689	3,178
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1)	25,642	105,693
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2)	54,872	65,373
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1)	7,088	950
NVIT Cardinal Balanced Fund - Class I ( NVCRB1)	5,526	6,532
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1)	44,217	75,979
NVIT Cardinal Conservative Fund - Class I ( NVCCN1)	5,379	1,793
NVIT Cardinal Moderate Fund - Class I ( NVCMD1)	27,738	10,961
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1)	8,791	1,803
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1)	14,414	7,182
NVIT Core Bond Fund - Class I ( NVCBD1)	5,517	5,515
NVIT Core Plus Bond Fund - Class I ( NVLCP1)	256,885	6,742
NVIT Nationwide Fund - Class IV ( TRF4)	90,119	567,319
NVIT Government Bond Fund - Class I ( GBF)	10,081	13,651
NVIT Government Bond Fund - Class IV ( GBF4)	78,429	189,919
American Century NVIT Growth Fund - Class IV ( CAF4)	326,232	543,873
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA)	29,794	79,769
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC)	34,448	20,024
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM)	217,668	692,109
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA)	143,957	195,648
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC)	37,319	28,329
NVIT Mid Cap Index Fund - Class I ( MCIF)	241,719	359,003
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1)	120,345	389,720
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI)	34,218	56,138
NVIT Multi-Manager International Value Fund - Class IV ( GVDIV4)	66,893	163,951
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1)	144,498	107,215
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1)	26,031	46,883
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1)	685,347	562,990
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2)	111,842	189,804
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF)	89,731	109,094
NVIT Multi-Manager Small Cap Value Fund - Class IV ( SCVF4)	258,875	379,299
NVIT Multi-Manager Small Company Fund - Class IV ( SCF4)	269,174	279,542
NVIT Multi-Sector Bond Fund - Class I ( MSBF)	72,112	273,379
NVIT S&P 500 Index Fund - Class IV ( GVEX4)	1,153,659	1,869,025
NVIT Short Term Bond Fund - Class II ( NVSTB2)	53,071	76,405
NVIT Large Cap Growth Fund - Class I ( NVOLG1)	2,503,510	1,657,784
Templeton NVIT International Value Fund - Class III ( NVTIV3)	14,505	2,710
Invesco NVIT Comstock Value Fund - Class IV ( EIF4)	105,641	369,872
NVIT Real Estate Fund - Class I ( NVRE1)	584,117	492,418
NVIT Money Market Fund - Class IV ( SAM4)	1,584,284	2,816,787
VPS Growth and Income Portfolio - Class A ( ALVGIA)	52,729	47,879
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA)	77,991	92,666
VP Income & Growth Fund - Class I ( ACVIG)	65,019	146,470
VP Inflation Protection Fund - Class II ( ACVIP2)	12,142	17,521
VP International Fund - Class I ( ACVI)	64,232	11,967
VP Mid Cap Value Fund - Class I ( ACVMV1)	52,080	130,176
VP Ultra(R) Fund - Class I ( ACVU1)	3,939	3,326
Small Cap Stock Index Portfolio - Service Shares ( DVSCS)	375,847	444,696
Appreciation Portfolio - Initial Shares ( DCAP)	35,459	63,306
Opportunistic Small Cap Portfolio: Initial Shares ( DSC)	82,093	42,491
Managed Tail Risk Fund II: Primary Shares ( FVCA2P)	5,168	7,941
Quality Bond Fund II - Primary Shares ( FQB)	66,311	55,276
Equity-Income Portfolio - Initial Class ( FEIP)	1,168,106	1,292,570
High Income Portfolio - Initial Class ( FHIP)	901,376	341,495
VIP Asset Manager Portfolio - Initial Class ( FAMP)	265,379	362,927
VIP Contrafund(R) Portfolio - Initial Class ( FCP)	2,899	2,904
VIP Energy Portfolio - Service Class 2 ( FNRS2)	638,680	30,032

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Equity-Income Portfolio - Service Class ( FEIS)	132,568	77,148
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S)	1,967	2,870
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S)	1,236	291
VIP Growth Portfolio - Initial Class ( FGP)	803,027	1,979,883
VIP Growth Portfolio - Service Class ( FGS)	52,910	77,120
VIP Investment Grade Bond Portfolio - Initial Class ( FIGBP)	464,809	958,671
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS)	10,358	15,125
VIP Mid Cap Portfolio - Service Class ( FMCS)	497,096	661,525
VIP Overseas Portfolio - Initial Class ( FOP)	2,665,698	556,790
VIP Overseas Portfolio - Service Class ( FOS)	341,294	18,773
VIP Value Strategies Portfolio - Service Class ( FVSS)	10,815	86,981
Rising Dividends Securities Fund - Class 1 ( FTVRDI)	428,508	180,410
Small Cap Value Securities Fund - Class 1 ( FTVSVI)	233,950	230,222
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2)	33,163	14,002
Templeton Foreign Securities Fund - Class 1 ( TIF)	103,594	39,398
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2)	130,337	229,493
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2)	170	2,011
Short Duration Bond Portfolio - I Class Shares ( AMTB)	335,404	93,144
Mid-Cap Growth Portfolio - I Class Shares ( AMCG)	8,285	25,519
Mid-Cap Growth Portfolio - S Class Shares ( AMMCGS)	77,939	395
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP)	112,213	96,961
Socially Responsive Portfolio - I Class Shares ( AMSRS)	40,854	60,534
Global Securities Fund/VA - Non-Service Shares ( OVGS)	391,442	687,386
Main Street Fund(R)/VA - Non-Service Shares ( OVGI)	92,576	88,898
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC)	84,583	88,281
Global Strategic Income Fund/VA: Non-service Shares ( OVSB)	246,124	10,937
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA)	1,707	315,558
Low Duration Portfolio - Administrative Class ( PMVLDA)	83,344	547,603
VT Growth & Income Fund: Class IB ( PVGIB)	15,145	134,852
VT International Equity Fund: Class IB ( PVTIGB)	792	4,530
VT Voyager Fund: Class IB ( PVTVB)	27,256	62,326
VI American Franchise Fund - Series I Shares ( ACEG)	87,872	49,752
VI Value Opportunities Fund - Series I Shares ( AVBVI)	590	179
Health Sciences Portfolio - II ( TRHS2)	399,971	227,032
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF)	152,828	187,648
VIP Trust Emerging Markets Fund - Initial Class ( VWEM)	355,299	349,864
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA)	742,440	233,646
Variable Insurance Fund - Equity Income Portfolio ( VVEI)	54,758	49,788
Variable Insurance Fund - High Yield Bond Portfolio ( VVHYB)	47,477	31,020
Variable Insurance Fund - Mid-Cap Index Portfolio ( VVMCI)	106,380	89,128
Variable Insurance Fund - Total Bond Market Index Portfolio ( VVHGB)	15,887	18,351
Variable Insurance Portfolios - Asset Strategy ( WRASP)	131,248	63,075
Advantage VT Discovery Fund ( SVDF)	42,602	24,304
Advantage VT Opportunity Fund - Class 2 ( SVOF)	14,097	13,197
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG)	17,146	9,891
Investors Growth Stock Series - Initial Class (obsolete) ( MIGIC)	20,561	196,466
VIP High Income Portfolio - Initial Class R (obsolete) ( FHIPR)	21,053	574,460
VIP Overseas Portfolio - Initial Class R (obsolete) ( FOPR)	34,161	2,565,616
VIP Overseas Portfolio - Service Class R (obsolete) ( FOSR)	7,529	328,572
Small-Cap Growth Portfolio - S Class Shares (obsolete) ( AMFAS)	68,341	79,069

Total	$28,182,384	$34,207,184

(8) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2015	0.65%	to	0.75%	10,864	$432.72	to	$212.14	$3,366,564	0.00%	-3.94%	to	-4.04%
2014	0.65%	to	0.75%	13,076	450.49	to	221.08	4,231,923	0.00%	-0.21%	to	-0.31%
2013	0.65%	to	0.75%	14,352	451.45	to	221.77	4,653,283	0.00%	33.39%	to	33.26%
2012	0.65%	to	0.75%	16,290	338.44	to	166.42	3,916,894	0.00%	11.77%	to	11.66%
2011	0.65%	to	0.75%	19,003	302.81	to	149.05	4,041,060	0.00%	-3.81%	to	-3.90%
Global Allocation V.I. Fund - Class II (MLVGA2)
2015			0.75%	5,365			156.50	839,639	0.97%			-1.61%
2014			0.75%	5,546			159.06	882,165	2.20%			1.20%
2013			0.75%	5,052			157.17	794,023	1.96%			13.70%
2012			0.75%	1,748			138.24	241,639	1.54%			9.32%
2011			0.75%	1,628			126.46	205,869	2.06%			-4.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.65%	to	0.75%	10,977	517.55	to	255.52	3,274,390	1.79%	0.45%	to	0.35%
2014	0.65%	to	0.75%	12,615	515.22	to	254.62	3,914,908	1.77%	12.69%	to	12.58%
2013	0.65%	to	0.75%	13,732	457.21	to	226.18	4,071,336	2.10%	31.17%	to	31.04%
2012	0.65%	to	0.75%	6,880	348.55	to	172.60	1,467,958	2.03%	14.99%	to	14.87%
2011	0.65%	to	0.75%	7,390	303.13	to	150.26	1,386,933	1.86%	1.22%	to	1.12%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.65%	to	0.75%	1,310	287.50	to	143.22	193,828	0.00%	0.55%	to	0.45%
2014	0.65%	to	0.75%	1,041	285.93	to	142.58	155,022	0.00%	7.34%	to	7.23%
2013	0.65%	to	0.75%	1,575	266.38	to	132.97	219,432	0.42%	36.13%	to	35.99%
2012	0.65%	to	0.75%	1,668	195.69	to	97.78	174,548	0.00%	-2.16%	to	-2.22%	****
Balanced Portfolio: Service Shares (JABS)
2015	0.65%	to	0.75%	1,276	491.89	to	242.85	427,427	1.59%	-0.24%	to	-0.34%
2014	0.65%	to	0.75%	1,359	493.08	to	243.68	473,568	1.55%	7.54%	to	7.43%
2013	0.65%	to	0.75%	1,582	458.52	to	226.83	515,697	1.82%	19.03%	to	18.91%
2012	0.65%	to	0.75%	2,599	385.22	to	190.76	648,634	2.42%	12.64%	to	12.53%
2011	0.65%	to	0.75%	3,177	342.00	to	169.53	686,910	0.75%	0.70%	to	0.60%
Forty Portfolio: Service Shares (JACAS)
2015	0.65%	to	0.75%	1,510	609.49	to	300.61	488,511	1.19%	11.21%	to	11.10%
2014	0.65%	to	0.75%	1,510	548.04	to	270.57	427,985	0.03%	7.76%	to	7.66%
2013	0.65%	to	0.75%	1,706	508.55	to	251.33	447,283	0.58%	30.04%	to	29.91%
2012	0.65%	to	0.75%	2,401	391.08	to	193.46	489,013	0.57%	23.05%	to	22.93%
2011	0.65%	to	0.75%	2,787	317.81	to	157.38	467,488	0.09%	-7.54%	to	-7.64%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.65%	to	0.75%	901	520.27	to	256.60	283,661	0.87%	3.97%	to	3.86%
2014	0.65%	to	0.75%	580	500.42	to	247.06	206,633	0.00%	8.64%	to	8.53%
2013	0.65%	to	0.75%	654	460.62	to	227.64	207,354	0.00%	34.51%	to	34.38%
2012	0.65%	to	0.75%	861	342.44	to	169.40	193,266	0.00%	18.38%	to	18.26%
2011	0.65%	to	0.75%	341	289.28	to	143.25	94,118	0.00%	-9.25%	to	-9.34%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.65%	to	0.75%	6,224	424.02	to	209.13	1,386,729	0.56%	-9.39%	to	-9.49%
2014	0.65%	to	0.75%	6,553	467.99	to	231.05	1,610,243	5.88%	-12.67%	to	-12.76%
2013	0.65%	to	0.75%	6,626	535.89	to	264.83	1,865,375	2.50%	13.54%	to	13.43%
2012	0.65%	to	0.75%	18,229	471.98	to	233.48	4,435,976	0.89%	12.45%	to	12.33%
2011	0.65%	to	0.75%	1,182	419.73	to	207.85	481,502	0.25%	-32.78%	to	-32.84%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.65%	to	0.75%	1,864	196.22	to	98.03	192,159	0.50%	-1.89%	to	-1.97%	****
Value Series - Initial Class (MVFIC)
2015	0.65%	to	0.75%	9,188	581.79	to	287.23	2,730,715	2.25%	-1.38%	to	-1.48%
2014	0.65%	to	0.75%	11,723	589.93	to	291.54	3,606,048	1.50%	9.79%	to	9.68%
2013	0.65%	to	0.75%	14,580	537.31	to	265.80	4,107,551	1.20%	35.01%	to	34.87%
2012	0.65%	to	0.75%	25,217	397.99	to	197.08	5,722,114	1.58%	15.51%	to	15.39%
2011	0.65%	to	0.75%	31,313	344.56	to	170.79	6,457,187	1.58%	-0.95%	to	-1.05%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.65%	to	0.75%	1,992	292.17	to	144.25	524,612	2.30%	-1.29%	to	-1.39%
2014	0.65%	to	0.75%	1,438	296.00	to	146.29	355,436	3.06%	7.16%	to	7.05%
2013	0.65%	to	0.75%	1,815	276.24	to	136.65	424,318	2.50%	-0.96%	to	-1.06%
2012	0.65%	to	0.75%	781	278.92	to	138.12	129,414	5.05%	8.73%	to	8.62%
2011	0.65%	to	0.75%	636	256.53	to	127.16	87,988	3.22%	4.96%	to	4.86%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.65%	to	0.75%	155	436.82	to	215.66	42,495	5.43%	-1.76%	to	-1.85%
2014	0.65%	to	0.75%	178	444.63	to	219.74	51,932	7.89%	2.26%	to	2.16%
2013	0.65%	to	0.75%	412	434.80	to	215.09	151,455	4.02%	-9.34%	to	-9.43%
2012	0.65%	to	0.75%	411	479.60	to	237.49	163,709	2.94%	17.20%	to	17.08%
2011	0.65%	to	0.75%	570	409.23	to	202.85	203,340	4.47%	6.34%	to	6.24%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2015			0.65%	1,167			$747.71	$872,582	0.71%			1.51%
2014			0.65%	1,359			736.60	1,001,041	1.02%			28.88%
2013	0.65%	to	0.75%	761	571.53	to	282.73	434,931	1.18%	1.39%	to	1.29%
2012	0.65%	to	0.75%	1,626	563.68	to	279.13	915,981	0.87%	15.08%	to	14.97%
2011	0.65%	to	0.75%	2,784	489.80	to	242.79	1,363,364	1.22%	5.23%	to	5.13%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.65%	to	0.75%	3,458	450.02	to	223.51	802,586	2.37%	-4.90%	to	-4.99%
2014	0.65%	to	0.75%	3,861	473.18	to	235.26	941,154	1.99%	12.39%	to	12.27%
2013	0.65%	to	0.75%	4,336	421.04	to	209.54	941,974	1.83%	31.04%	to	30.91%
2012	0.65%	to	0.75%	4,621	321.29	to	160.06	780,906	0.98%	13.92%	to	13.80%
2011	0.65%	to	0.75%	4,936	282.04	to	140.64	740,880	1.62%	0.00%	to	-0.10%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015			0.75%	384			154.45	59,309	1.41%			0.23%
2014			0.75%	464			154.10	71,501	0.94%			4.21%
2013			0.75%	502			147.88	74,235	1.03%			22.36%
2012			0.75%	1,341			120.85	162,062	1.23%			14.85%
2011			0.75%	858			105.23	90,284	1.78%			0.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015			0.75%	402			122.46	49,227	1.33%			-0.98%
2014			0.75%	470			123.66	58,122	1.20%			4.19%
2013			0.75%	526			118.69	62,429	1.61%			-3.30%
2012			0.75%	752			122.74	92,300	2.21%			4.18%
2011			0.75%	843			117.81	99,317	1.91%			4.94%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015			0.75%	922			172.35	158,911	0.62%			5.75%
2014			0.75%	730			162.99	118,981	0.71%			1.07%
2013			0.75%	718			161.25	115,781	0.37%			27.68%
2012			0.75%	550			126.30	69,463	0.86%			21.17%
2011			0.75%	977			104.23	101,831	0.93%			-9.99%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015			0.75%	2,997			164.64	493,428	0.72%			5.63%
2014			0.75%	3,436			155.86	535,544	0.45%			7.26%
2013			0.75%	3,683			145.31	535,190	0.32%			28.64%
2012			0.75%	3,871			112.96	437,267	0.21%			16.52%
2011			0.75%	4,448			96.94	431,199	0.26%			-5.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015			0.75%	224			141.19	31,627	0.81%			0.33%
2014			0.75%	255			140.72	35,884	0.82%			9.40%
2013			0.75%	243			128.63	31,256	1.00%			31.97%
2012			0.75%	226			97.46	22,027	1.03%			16.19%
2011			0.75%	220			83.89	18,455	1.06%			-2.96%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.65%	to	0.75%	979	398.42	to	196.70	204,676	2.82%	-3.24%	to	-3.33%
2014	0.65%	to	0.75%	1,940	411.76	to	203.49	605,953	6.02%	1.89%	to	1.78%
2013	0.65%	to	0.75%	1,226	404.14	to	199.92	493,423	13.23%	6.38%	to	6.27%
2012	0.65%	to	0.75%	501	379.90	to	188.12	187,647	8.90%	13.81%	to	13.70%
2011	0.65%	to	0.75%	189	333.80	to	165.46	60,226	8.82%	3.15%	to	3.04%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.65%	to	0.75%	993	551.91	to	272.48	302,988	0.81%	-16.54%	to	-16.62%
2014	0.65%	to	0.75%	1,045	661.29	to	326.81	373,966	1.25%	-6.12%	to	-6.21%
2013	0.65%	to	0.75%	130	704.38	to	348.45	85,875	1.05%	0.09%	to	-0.01%
2012	0.65%	to	0.75%	212	703.73	to	348.48	133,553	0.49%	16.46%	to	16.34%
2011	0.65%	to	0.75%	279	604.28	to	299.54	152,743	0.63%	-22.88%	to	-22.95%
NVIT International Equity Fund - Class I (GIG)
2015			0.75%	648			93.53	60,606	0.46%			-3.78%
2014			0.75%	713			97.20	69,306	1.71%			-2.80%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015			0.75%	404			89.11	36,000	0.27%			-3.94%
2014			0.75%	434			92.77	40,261	3.79%			-1.46%
2013			0.75%	466			94.14	43,871	0.45%			16.68%
2012			0.75%	677			80.68	54,622	0.57%			14.36%
2011			0.75%	842			70.55	59,402	0.99%			-10.67%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015			0.75%	934			135.61	126,663	0.73%			-1.82%
2014			0.75%	1,645			138.13	227,217	0.76%			5.80%
2013			0.75%	1,882			130.55	245,695	1.05%			42.75%
2012			0.75%	2,093			91.46	191,419	1.45%			16.07%
2011			0.75%	2,345			78.80	184,779	0.57%			-12.28%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015			0.75%	1,727			$155.38	$268,349	0.77%			-1.16%
2014			0.75%	2,106			157.21	331,088	0.85%			9.68%
2013			0.75%	2,529			143.33	362,486	0.57%			37.52%
2012			0.75%	5,622			104.23	585,972	0.80%			10.55%
2011			0.75%	9,435			94.28	889,554	0.53%			-3.99%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015			0.75%	379			130.93	49,622	2.77%			-2.31%
2014			0.75%	371			134.03	49,723	4.08%			3.69%
2013			0.75%	61			129.25	7,884	1.44%			28.68%
2012			0.75%	46			100.44	4,620	0.97%			15.35%
2011			0.75%	61			87.07	5,311	2.04%			-6.89%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015			0.75%	603			130.29	78,566	2.67%			-1.79%
2014			0.75%	644			132.67	85,440	2.37%			3.68%
2013			0.75%	664			127.96	84,965	1.60%			13.86%
2012			0.75%	793			112.38	89,119	1.56%			10.40%
2011			0.75%	799			101.79	81,332	3.43%			-2.00%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015			0.75%	2,828			132.38	374,360	3.05%			-1.88%
2014			0.75%	3,338			134.92	450,358	2.42%			3.92%
2013			0.75%	3,952			129.83	513,082	0.98%			20.54%
2012			0.75%	15,376			107.71	1,656,143	1.16%			12.88%
2011			0.75%	23,517			95.42	2,243,885	1.11%			-4.09%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015			0.75%	674			123.07	82,947	2.20%			-1.39%
2014			0.75%	675			124.80	84,243	2.28%			2.65%
2013			0.75%	683			121.58	83,042	1.69%			4.24%
2012			0.75%	799			116.64	93,191	2.39%			6.77%
2011			0.75%	632			109.24	69,038	3.24%			0.74%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015			0.75%	1,142			131.56	150,247	2.97%			-1.72%
2014			0.75%	1,107			133.86	148,183	3.26%			3.88%
2013			0.75%	630			128.87	81,186	1.73%			17.10%
2012			0.75%	602			110.05	66,251	1.54%			11.61%
2011			0.75%	565			98.61	55,712	1.93%			-2.98%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015			0.75%	189			131.43	24,841	3.27%			-2.16%
2014			0.75%	159			134.34	21,360	2.75%			3.88%
2013			0.75%	127			129.33	16,425	1.77%			23.43%
2012			0.75%	100			104.78	10,478	1.43%			13.81%
2011			0.75%	71			92.07	6,537	2.38%			-5.29%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015			0.75%	1,692			128.38	217,224	2.56%			-1.62%
2014			0.75%	1,734			130.50	226,281	3.45%			3.39%
2013			0.75%	512			126.21	64,621	1.58%			10.50%
2012			0.75%	633			114.22	72,301	1.50%			9.31%
2011			0.75%	782			104.49	81,714	2.57%			-1.03%
NVIT Core Bond Fund - Class I (NVCBD1)
2015			0.75%	569			128.49	73,113	2.97%			-1.46%
2014			0.75%	584			130.40	76,154	2.74%			4.27%
2013			0.75%	607			125.06	75,912	2.48%			-2.64%
2012			0.75%	730			128.46	93,774	3.43%			6.95%
2011			0.75%	560			120.11	67,264	2.14%			5.80%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015			0.75%	2,297			139.49	320,399	3.45%			-1.06%
2014			0.75%	568			140.98	80,079	2.26%			4.30%
2013			0.75%	584			135.17	78,937	3.43%			-2.51%
2012			0.75%	25			138.64	3,466	0.26%			6.58%
2011			0.75%	44			130.08	5,724	2.62%			5.58%
NVIT Nationwide Fund - Class IV (TRF4)
2015	0.65%	to	0.75%	1,932	749.66	to	464.42	1,212,451	1.06%	0.21%	to	0.11%
2014	0.65%	to	0.75%	2,602	748.06	to	463.89	1,679,439	1.15%	11.51%	to	11.39%
2013	0.65%	to	0.75%	2,918	670.87	to	416.45	1,675,449	1.34%	30.16%	to	30.03%
2012	0.65%	to	0.75%	3,121	515.44	to	320.28	1,376,640	1.40%	13.48%	to	13.36%
2011	0.65%	to	0.75%	3,502	454.22	to	282.52	1,353,666	1.14%	-0.02%	to	-0.12%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2015			0.75%	787			$142.28	$111,972	1.70%			-0.86%
2014			0.75%	819			143.50	117,530	1.98%			3.79%
2013			0.75%	824			138.27	113,932	2.09%			-4.77%
2012			0.75%	695			145.20	100,911	2.26%			2.28%
2011			0.75%	669			141.95	94,966	2.98%			6.46%
NVIT Government Bond Fund - Class IV (GBF4)
2015	0.65%	to	0.75%	2,265	488.74	to	289.79	865,068	1.67%	-0.76%	to	-0.86%
2014	0.65%	to	0.75%	2,544	492.47	to	292.29	992,208	1.96%	3.90%	to	3.80%
2013	0.65%	to	0.75%	2,747	473.98	to	281.60	1,061,747	1.93%	-4.76%	to	-4.85%
2012	0.65%	to	0.75%	3,018	497.65	to	295.96	1,220,049	2.21%	2.39%	to	2.29%
2011	0.65%	to	0.75%	3,248	486.02	to	289.33	1,299,882	2.76%	6.65%	to	6.55%
American Century NVIT Growth Fund - Class IV (CAF4)
2015	0.65%	to	0.75%	7,606	386.23	to	189.73	1,829,619	0.34%	3.94%	to	3.84%
2014	0.65%	to	0.75%	9,258	371.58	to	182.72	2,183,215	0.34%	10.60%	to	10.49%
2013	0.65%	to	0.75%	10,456	335.95	to	165.37	2,245,948	0.68%	28.90%	to	28.77%
2012	0.65%	to	0.75%	11,287	260.63	to	128.42	1,876,091	0.54%	13.28%	to	13.17%
2011	0.65%	to	0.75%	12,153	230.07	to	113.47	1,786,214	0.58%	-1.33%	to	-1.43%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.65%	to	0.75%	2,975	487.66	to	238.78	710,383	1.40%	-1.64%	to	-1.74%
2014	0.65%	to	0.75%	3,197	495.79	to	243.00	777,135	1.64%	4.31%	to	4.20%
2013	0.65%	to	0.75%	3,383	475.33	to	233.21	789,180	1.65%	26.42%	to	26.30%
2012	0.65%	to	0.75%	3,559	375.98	to	184.65	657,361	1.55%	15.15%	to	15.04%
2011	0.65%	to	0.75%	3,737	326.51	to	160.52	600,016	1.81%	-4.55%	to	-4.65%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.65%	to	0.75%	1,895	303.39	to	151.19	286,663	1.74%	-0.38%	to	-0.48%
2014	0.65%	to	0.75%	1,885	304.57	to	151.93	286,540	2.11%	3.22%	to	3.11%
2013	0.65%	to	0.75%	1,050	295.07	to	147.34	155,003	1.82%	4.15%	to	4.05%
2012	0.65%	to	0.75%	968	283.31	to	141.61	137,502	2.33%	4.49%	to	4.39%
2011	0.65%	to	0.75%	614	271.13	to	135.66	83,699	2.41%	2.27%	to	2.16%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.65%	to	0.75%	7,246	402.15	to	198.79	1,725,726	1.38%	-0.98%	to	-1.08%
2014	0.65%	to	0.75%	9,580	406.14	to	200.95	2,311,091	1.67%	4.50%	to	4.40%
2013	0.65%	to	0.75%	10,318	388.65	to	192.49	2,394,738	1.44%	15.87%	to	15.76%
2012	0.65%	to	0.75%	13,081	335.41	to	166.29	2,981,636	1.52%	10.09%	to	9.98%
2011	0.65%	to	0.75%	15,245	304.66	to	151.20	3,336,018	2.06%	-0.69%	to	-0.79%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.65%	to	0.75%	7,739	453.33	to	222.67	1,822,437	1.45%	-1.37%	to	-1.47%
2014	0.65%	to	0.75%	8,175	459.64	to	226.00	1,950,787	1.62%	4.28%	to	4.17%
2013	0.65%	to	0.75%	9,085	440.78	to	216.94	2,084,865	1.66%	21.58%	to	21.46%
2012	0.65%	to	0.75%	10,131	362.53	to	178.61	1,911,375	1.59%	13.02%	to	12.91%
2011	0.65%	to	0.75%	10,934	320.77	to	158.19	1,893,677	2.16%	-2.76%	to	-2.86%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.65%	to	0.75%	1,463	355.05	to	176.38	284,661	1.69%	-0.68%	to	-0.78%
2014	0.65%	to	0.75%	1,517	357.47	to	177.76	295,000	1.77%	4.06%	to	3.96%
2013	0.65%	to	0.75%	1,616	343.52	to	170.99	302,550	1.58%	9.78%	to	9.67%
2012	0.65%	to	0.75%	1,849	312.92	to	155.92	342,301	2.04%	7.34%	to	7.23%
2011	0.65%	to	0.75%	1,573	291.53	to	145.40	233,688	2.31%	1.40%	to	1.30%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.65%	to	0.75%	3,554	664.01	to	327.82	1,359,748	1.05%	-3.17%	to	-3.26%
2014	0.65%	to	0.75%	3,829	685.72	to	338.88	1,619,083	0.88%	8.71%	to	8.60%
2013	0.65%	to	0.75%	4,677	630.77	to	312.04	2,041,715	2.14%	32.19%	to	32.05%
2012	0.65%	to	0.75%	1,143	477.18	to	236.29	357,527	1.09%	16.71%	to	16.59%
2011	0.65%	to	0.75%	1,174	408.86	to	202.67	309,891	0.78%	-3.17%	to	-3.27%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015			0.75%	13,956			96.25	1,343,267	0.70%			-1.23%
2014			0.75%	17,588			97.45	1,714,010	1.07%			-2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015			0.75%	4,464			85.33	380,917	1.21%			-5.83%
2014			0.75%	4,716			90.61	427,325	1.75%			-9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2015	0.65%	to	0.75%	1,740	480.57	to	275.11	761,815	1.14%	-5.70%	to	-5.80%
2014	0.65%	to	0.75%	2,016	509.64	to	292.04	906,445	4.20%	-10.05%	to	-10.14%
2013	0.65%	to	0.75%	2,163	566.58	to	324.99	1,078,862	2.22%	20.67%	to	20.55%
2012	0.65%	to	0.75%	2,545	469.54	to	269.60	1,033,223	0.35%	16.40%	to	16.28%
2011	0.65%	to	0.75%	3,013	403.40	to	231.85	1,056,423	1.34%	-16.70%	to	-16.78%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.65%	to	0.75%	5,687	$369.47	to	$156.62	$999,907	0.47%	2.76%	to	2.66%
2014	0.65%	to	0.75%	5,920	359.53	to	152.56	1,019,281	0.47%	9.72%	to	9.61%
2013	0.65%	to	0.75%	6,942	327.68	to	139.19	1,088,186	0.78%	33.87%	to	33.73%
2012	0.65%	to	0.75%	7,517	244.78	to	104.08	877,882	0.49%	15.60%	to	15.48%
2011	0.65%	to	0.75%	7,881	211.75	to	90.12	806,344	0.01%	-3.53%	to	-3.63%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.65%	to	0.75%	917	326.01	to	139.23	153,261	1.12%	-3.78%	to	-3.87%
2014	0.65%	to	0.75%	1,195	338.81	to	144.84	201,209	1.20%	9.80%	to	9.69%
2013	0.65%	to	0.75%	1,294	308.57	to	132.04	201,047	1.40%	34.56%	to	34.43%
2012	0.65%	to	0.75%	1,358	229.31	to	98.23	156,822	1.03%	17.05%	to	16.93%
2011	0.65%	to	0.75%	1,985	195.92	to	84.01	213,978	1.06%	-6.44%	to	-6.53%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.65%	to	0.75%	16,301	478.74	to	151.76	3,498,878	0.00%	-0.83%	to	-0.93%
2014	0.65%	to	0.75%	18,147	482.76	to	153.18	3,921,288	0.00%	3.36%	to	3.26%
2013	0.65%	to	0.75%	20,240	467.06	to	148.35	4,197,749	0.00%	38.04%	to	37.91%
2012	0.65%	to	0.75%	22,381	338.34	to	107.57	3,352,437	0.00%	14.16%	to	14.04%
2011	0.65%	to	0.75%	25,860	296.38	to	94.33	3,364,457	0.00%	-4.85%	to	-4.94%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015			0.75%	2,695			174.50	470,273	1.03%			-3.61%
2014			0.75%	3,484			181.04	630,729	1.39%			16.15%
2013			0.75%	3,718			155.87	579,525	1.20%			34.66%
2012			0.75%	4,425			115.75	512,183	1.04%			15.47%
2011			0.75%	5,530			100.24	554,308	0.79%			-3.05%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.65%	to	0.75%	977	466.17	to	230.15	237,367	0.00%	0.10%	to	0.00%
2014	0.65%	to	0.75%	1,156	465.69	to	230.14	287,245	0.00%	2.15%	to	2.04%
2013	0.65%	to	0.75%	1,318	455.91	to	225.53	311,999	0.00%	43.35%	to	43.21%
2012	0.65%	to	0.75%	1,685	318.03	to	157.48	276,437	0.00%	12.70%	to	12.59%
2011	0.65%	to	0.75%	1,591	282.19	to	139.88	250,720	0.00%	-1.29%	to	-1.39%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2015	0.65%	to	0.75%	5,144	542.95	to	266.72	1,581,944	0.67%	-6.71%	to	-6.80%
2014	0.65%	to	0.75%	6,110	581.98	to	286.18	2,010,621	0.52%	6.33%	to	6.22%
2013	0.65%	to	0.75%	6,863	547.33	to	269.41	2,128,001	0.83%	39.49%	to	39.35%
2012	0.65%	to	0.75%	7,771	392.37	to	193.33	1,737,622	0.83%	19.79%	to	19.67%
2011	0.65%	to	0.75%	9,003	327.54	to	161.55	1,728,286	0.43%	-5.78%	to	-5.87%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2015	0.65%	to	0.75%	6,719	499.91	to	245.58	1,793,971	0.37%	-2.27%	to	-2.37%
2014	0.65%	to	0.75%	7,430	511.52	to	251.53	2,030,845	0.17%	0.16%	to	0.06%
2013	0.65%	to	0.75%	7,770	510.68	to	251.37	2,132,598	0.15%	40.04%	to	39.90%
2012	0.65%	to	0.75%	8,765	364.68	to	179.68	1,749,553	0.15%	14.76%	to	14.64%
2011	0.65%	to	0.75%	9,286	317.77	to	156.73	1,593,732	0.52%	-6.17%	to	-6.27%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.65%	to	0.75%	2,455	314.36	to	155.20	448,181	1.60%	-3.52%	to	-3.62%
2014	0.65%	to	0.75%	3,206	325.82	to	161.02	671,810	3.04%	3.21%	to	3.11%
2013	0.65%	to	0.75%	3,364	315.69	to	156.17	676,741	3.40%	-1.76%	to	-1.86%
2012	0.65%	to	0.75%	3,486	321.36	to	159.13	699,772	2.19%	11.52%	to	11.41%
2011	0.65%	to	0.75%	4,859	288.16	to	142.84	992,254	4.65%	4.87%	to	4.76%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2015	0.65%	to	0.75%	24,607	1,061.70	to	558.59	18,043,705	1.80%	0.52%	to	0.42%
2014	0.65%	to	0.75%	26,059	1,056.23	to	556.26	19,140,375	1.81%	12.56%	to	12.44%
2013	0.65%	to	0.75%	28,109	938.41	to	494.71	18,342,671	1.84%	31.22%	to	31.09%
2012	0.65%	to	0.75%	31,019	715.14	to	377.38	15,365,607	1.88%	14.98%	to	14.87%
2011	0.65%	to	0.75%	35,499	621.97	to	328.54	15,410,589	1.69%	1.10%	to	0.99%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015			0.75%	1,485			108.27	160,788	1.60%			-1.09%
2014			0.75%	1,710			109.46	187,182	1.10%			-0.26%
2013			0.75%	1,404			109.74	154,082	1.00%			-0.64%
2012			0.75%	1,256			110.45	138,731	1.77%			2.75%
2011			0.75%	796			107.50	85,570	1.46%			0.54%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.65%	to	0.75%	43,268	493.57	to	245.14	13,623,694	0.62%	4.41%	to	4.31%
2014	0.65%	to	0.75%	47,502	472.71	to	235.02	14,289,754	0.72%	8.09%	to	7.99%
2013	0.65%	to	0.75%	50,647	437.31	to	217.64	14,156,730	0.78%	35.82%	to	35.68%
2012	0.65%	to	0.75%	56,296	321.98	to	160.40	11,572,150	0.69%	17.91%	to	17.80%
2011	0.65%	to	0.75%	63,445	273.06	to	136.17	11,083,107	0.68%	-2.87%	to	-2.96%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.65%	to	0.75%	571	$230.53	to	$146.35	$85,145	1.90%	-4.53%	to	-4.62%
2014	0.65%	to	0.75%	534	241.46	to	153.44	83,060	3.54%	-8.74%	to	-8.83%
2013	0.65%	to	0.75%	497	264.59	to	168.31	84,708	2.94%	19.32%	to	19.20%
2012	0.65%	to	0.75%	17	221.75	to	141.20	3,286	3.08%	18.79%	to	18.67%
2011			0.65%	11	186.68			2,053	2.78%			-12.99%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2015	0.65%	to	0.75%	6,132	426.15	to	209.34	1,453,664	1.51%	-6.90%	to	-7.00%
2014	0.65%	to	0.75%	7,336	457.74	to	225.09	1,846,905	1.70%	8.50%	to	8.39%
2013	0.65%	to	0.75%	8,623	421.88	to	207.66	1,984,944	0.00%	34.76%	to	34.63%
2012	0.65%	to	0.75%	9,226	313.05	to	154.25	1,578,727	1.20%	17.70%	to	17.58%
2011	0.65%	to	0.75%	10,422	265.99	to	131.19	1,528,456	1.30%	-2.95%	to	-3.05%
NVIT Real Estate Fund - Class I (NVRE1)
2015			0.75%	18,898			140.74	2,659,691	2.60%			-6.06%
2014			0.75%	21,510			149.83	3,222,745	2.90%			27.92%
2013			0.75%	26,352			117.12	3,086,419	1.43%			2.28%
2012			0.75%	28,578			114.52	3,272,671	1.02%			14.92%
2011			0.75%	32,348			99.65	3,223,476	0.87%			5.71%
NVIT Money Market Fund - Class IV (SAM4)
2015	0.65%	to	0.75%	17,848	294.07	to	160.26	3,309,924	0.00%	-0.65%	to	-0.75%
2014	0.65%	to	0.75%	25,511	296.00	to	161.47	4,542,359	0.00%	-0.65%	to	-0.75%
2013	0.65%	to	0.75%	30,491	297.93	to	162.69	6,108,001	0.00%	-0.65%	to	-0.75%
2012	0.65%	to	0.75%	23,882	299.88	to	163.92	4,396,044	0.00%	-0.65%	to	-0.75%
2011	0.65%	to	0.75%	26,922	301.85	to	165.16	4,970,143	0.00%	-0.65%	to	-0.75%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.65%	to	0.75%	1,004	503.55	to	248.61	383,454	1.46%	1.04%	to	0.94%
2014	0.65%	to	0.75%	982	498.36	to	246.29	378,722	1.39%	8.83%	to	8.72%
2013	0.65%	to	0.75%	986	457.91	to	226.53	349,692	1.33%	34.09%	to	33.96%
2012	0.65%	to	0.75%	890	341.50	to	169.10	234,802	1.59%	16.76%	to	16.64%
2011	0.65%	to	0.75%	690	292.47	to	144.97	136,169	1.42%	5.63%	to	5.52%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.65%	to	0.75%	574	682.87	to	337.14	271,307	0.77%	-6.10%	to	-6.19%
2014	0.65%	to	0.75%	682	727.22	to	359.39	356,564	0.68%	8.49%	to	8.38%
2013	0.65%	to	0.75%	789	670.30	to	331.60	402,870	0.66%	37.16%	to	37.03%
2012	0.65%	to	0.75%	1,454	488.69	to	241.99	614,835	0.54%	17.98%	to	17.86%
2011	0.65%	to	0.75%	2,191	414.23	to	205.33	815,442	0.47%	-8.98%	to	-9.07%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.65%	to	0.75%	797	478.85	to	231.27	223,671	2.04%	-6.23%	to	-6.33%
2014	0.65%	to	0.75%	1,214	510.67	to	246.89	351,951	2.20%	11.77%	to	11.66%
2013	0.65%	to	0.75%	823	456.88	to	221.10	212,396	2.32%	34.94%	to	34.81%
2012	0.65%	to	0.75%	631	338.57	to	164.01	112,570	2.09%	14.00%	to	13.88%
2011	0.65%	to	0.75%	815	297.00	to	144.02	152,100	1.52%	2.45%	to	2.34%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.65%	to	0.75%	1,374	286.72	to	141.55	212,340	1.96%	-3.10%	to	-3.20%
2014	0.65%	to	0.75%	1,422	295.89	to	146.22	227,678	1.29%	2.63%	to	2.53%
2013	0.65%	to	0.75%	1,521	288.30	to	142.62	236,731	1.68%	-9.07%	to	-9.16%
2012	0.65%	to	0.75%	1,916	317.07	to	157.00	325,146	2.48%	6.69%	to	6.58%
2011	0.65%	to	0.75%	2,058	297.19	to	147.31	323,391	3.99%	11.02%	to	10.91%
VP International Fund - Class I (ACVI)
2015			0.65%	774			370.65	286,886	0.34%			0.11%
2014			0.65%	637			370.26	235,858	1.68%			-6.12%
2013			0.65%	840			394.40	331,293	1.88%			21.62%
2012			0.65%	879			324.29	285,053	0.75%			20.37%
2011			0.65%	756			269.40	203,668	1.36%			-12.61%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015			0.75%	2,276			248.39	565,342	1.64%			-2.17%
2014			0.75%	2,726			253.90	692,132	1.17%			15.55%
2013			0.75%	3,337			219.73	733,226	1.08%			29.14%
2012			0.75%	7,726			170.14	1,314,512	1.95%			15.46%
2011			0.75%	11,416			147.36	1,682,304	1.32%			-1.43%
VP Ultra(R) Fund - Class I (ACVU1)
2015			0.65%	14			413.89	5,794	0.50%			5.58%
2014			0.65%	14			392.01	5,488	0.43%			9.28%
2013	0.65%	to	0.75%	436	358.71	to	177.27	153,493	0.53%	36.19%	to	36.05%
2012	0.65%	to	0.75%	431	263.40	to	130.30	111,526	0.00%	13.18%	to	13.07%
2011	0.65%	to	0.75%	758	232.71	to	115.24	174,752	0.00%	0.41%	to	0.31%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.65%	to	0.75%	8,535	$676.30	to	$331.11	$2,998,612	0.73%	-2.96%	to	-3.06%
2014	0.65%	to	0.75%	9,246	696.95	to	341.56	3,369,117	0.59%	4.44%	to	4.34%
2013	0.65%	to	0.75%	10,570	667.32	to	327.36	3,880,385	1.02%	39.80%	to	39.66%
2012	0.65%	to	0.75%	8,058	477.33	to	234.39	1,962,837	0.44%	14.99%	to	14.87%
2011	0.65%	to	0.75%	7,172	415.10	to	204.04	1,557,315	0.62%	-0.09%	to	-0.19%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.65%	to	0.75%	1,249	396.84	to	195.72	275,230	1.70%	-3.10%	to	-3.20%
2014	0.65%	to	0.75%	1,452	409.53	to	202.19	330,278	1.74%	7.39%	to	7.28%
2013	0.65%	to	0.75%	2,046	381.35	to	188.46	523,702	1.95%	20.32%	to	20.20%
2012	0.65%	to	0.75%	2,071	316.95	to	156.79	452,515	3.46%	9.71%	to	9.60%
2011	0.65%	to	0.75%	3,103	288.89	to	143.05	626,479	1.04%	8.31%	to	8.20%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.65%	to	0.75%	310	408.26	to	201.56	79,020	0.00%	-2.91%	to	-3.01%
2014	0.65%	to	0.75%	116	420.50	to	207.81	41,125	0.00%	0.94%	to	0.84%
2013	0.65%	to	0.75%	190	416.60	to	206.09	56,628	0.00%	47.59%	to	47.44%
2012	0.65%	to	0.75%	293	282.27	to	139.78	54,634	0.00%	19.78%	to	19.66%
2011	0.65%	to	0.75%	250	235.66	to	116.81	53,686	0.45%	-14.40%	to	-14.49%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2015	0.65%	to	0.75%	293	317.12	to	156.56	55,189	1.68%	-6.90%	to	-6.99%
2014	0.65%	to	0.75%	300	340.61	to	168.33	62,903	1.72%	-1.61%	to	-1.71%
2013	0.65%	to	0.75%	298	346.18	to	171.25	64,853	0.97%	15.70%	to	15.58%
2012	0.65%	to	0.75%	282	299.21	to	148.17	54,319	0.53%	9.46%	to	9.35%
2011	0.65%	to	0.75%	316	273.36	to	135.50	57,844	0.70%	-5.91%	to	-6.00%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.65%	to	0.75%	2,330	307.26	to	156.91	538,349	3.71%	-0.89%	to	-0.99%
2014	0.65%	to	0.75%	2,344	310.01	to	158.48	548,771	3.88%	3.12%	to	3.02%
2013	0.65%	to	0.75%	1,892	300.63	to	153.84	374,446	4.07%	0.38%	to	0.28%
2012	0.65%	to	0.75%	1,751	299.49	to	153.41	343,696	4.25%	9.01%	to	8.90%
2011	0.65%	to	0.75%	1,742	274.74	to	140.87	307,771	4.57%	1.61%	to	1.51%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.65%	to	0.75%	9,554	883.69	to	487.46	6,387,509	3.00%	-4.59%	to	-4.68%
2014	0.65%	to	0.75%	11,060	926.17	to	511.40	7,691,360	2.79%	8.01%	to	7.91%
2013	0.65%	to	0.75%	12,431	857.45	to	473.93	7,968,611	2.49%	27.32%	to	27.19%
2012	0.65%	to	0.75%	13,588	673.48	to	372.62	6,959,737	3.01%	16.55%	to	16.43%
2011	0.65%	to	0.75%	15,604	577.86	to	320.04	6,894,044	2.43%	0.32%	to	0.22%
High Income Portfolio - Initial Class (FHIP)
2015	0.65%	to	0.75%	4,778	506.10	to	248.48	1,655,069	6.57%	-4.25%	to	-4.35%
2014	0.65%	to	0.75%	3,022	528.57	to	259.77	1,302,461	5.70%	0.50%	to	0.40%
2013	0.65%	to	0.75%	3,176	525.94	to	258.74	1,346,533	4.66%	5.26%	to	5.16%
2012	0.65%	to	0.75%	4,376	499.65	to	246.05	1,831,698	6.03%	13.49%	to	13.37%
2011	0.65%	to	0.75%	4,363	440.28	to	217.03	1,570,646	6.85%	3.36%	to	3.26%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.65%	to	0.75%	3,713	692.82	to	344.43	1,944,657	1.49%	-0.51%	to	-0.61%
2014	0.65%	to	0.75%	4,264	696.35	to	346.53	2,218,187	1.43%	5.15%	to	5.04%
2013	0.65%	to	0.75%	4,720	662.27	to	329.90	2,360,456	1.60%	14.96%	to	14.84%
2012	0.65%	to	0.75%	4,808	576.10	to	287.26	2,095,454	1.48%	11.75%	to	11.64%
2011	0.65%	to	0.75%	5,554	515.52	to	257.31	2,179,724	1.85%	-3.19%	to	-3.29%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015			0.75%	4,401			144.77	637,114	1.04%			-21.34%
2014			0.75%	1,147			184.05	211,100	0.56%			-13.42%
2013			0.75%	1,193			212.57	253,593	0.70%			23.22%
2012			0.75%	1,266			172.51	218,402	0.72%			3.95%
2011			0.75%	1,475			165.96	244,788	0.68%			-5.91%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015			0.75%	2,924			219.19	640,916	3.11%			-4.81%
2014			0.75%	3,019			230.26	695,142	2.78%			7.83%
2013			0.75%	3,105			213.53	662,999	2.48%			27.06%
2012			0.75%	3,156			168.06	530,389	3.04%			16.31%
2011			0.75%	3,272			144.49	472,774	2.40%			0.11%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015			0.75%	36			163.91	5,901	1.60%			-1.06%
2014			0.75%	42			165.66	6,958	1.67%			3.57%
2013			0.75%	37			159.95	5,918	1.53%			12.55%
2012			0.75%	42			142.12	5,969	1.74%			10.85%
2011			0.75%	45			128.21	5,769	1.08%			-1.03%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015			0.75%	103			$177.24	$18,256	1.70%			-1.08%
2014			0.75%	99			179.18	17,739	1.51%			4.08%
2013			0.75%	95			172.16	16,355	1.71%			20.59%
2012			0.75%	92			142.77	13,134	1.45%			14.62%
2011			0.75%	133			124.56	16,566	2.29%			-3.42%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.65%	to	0.75%	16,730	1,039.04	to	527.73	12,048,663	0.25%	6.48%	to	6.37%
2014	0.65%	to	0.75%	18,669	975.81	to	496.11	12,769,924	0.19%	10.58%	to	10.47%
2013	0.65%	to	0.75%	20,004	882.47	to	449.11	12,287,473	0.29%	35.45%	to	35.32%
2012	0.65%	to	0.75%	21,753	651.50	to	331.89	9,792,453	0.57%	13.94%	to	13.83%
2011	0.65%	to	0.75%	25,421	571.77	to	291.57	9,983,908	0.35%	-0.45%	to	-0.54%
VIP Growth Portfolio - Service Class (FGS)
2015			0.75%	2,051			263.26	539,941	0.16%			6.25%
2014			0.75%	2,198			247.77	544,588	0.09%			10.36%
2013			0.75%	2,379			224.51	534,113	0.20%			35.19%
2012			0.75%	2,449			166.08	406,721	0.48%			13.69%
2011			0.75%	2,807			146.08	410,051	0.27%			-0.61%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2015	0.65%	to	0.75%	9,178	564.61	to	278.90	3,553,473	2.47%	-1.24%	to	-1.34%
2014	0.65%	to	0.75%	10,849	571.70	to	282.69	4,163,650	2.11%	5.14%	to	5.04%
2013	0.65%	to	0.75%	11,955	543.74	to	269.13	4,318,622	1.96%	-2.41%	to	-2.51%
2012	0.65%	to	0.75%	13,281	557.19	to	276.06	5,301,968	2.21%	5.21%	to	5.11%
2011	0.65%	to	0.75%	14,435	529.59	to	262.65	5,694,951	3.46%	6.64%	to	6.53%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015			0.75%	365			156.09	56,971	2.44%			-1.45%
2014			0.75%	402			158.38	63,668	2.24%			4.96%
2013			0.75%	381			150.89	57,489	2.37%			-2.62%
2012			0.75%	343			154.95	53,149	2.16%			4.98%
2011			0.75%	355			147.61	52,400	3.18%			6.41%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.65%	to	0.75%	6,260	790.84	to	390.44	2,710,442	0.39%	-2.14%	to	-2.24%
2014	0.65%	to	0.75%	7,431	808.12	to	399.37	3,300,456	0.15%	5.51%	to	5.40%
2013	0.65%	to	0.75%	9,148	765.93	to	378.90	3,969,708	0.35%	35.18%	to	35.05%
2012	0.65%	to	0.75%	11,124	566.60	to	280.57	3,664,811	0.51%	14.01%	to	13.89%
2011	0.65%	to	0.75%	11,801	496.99	to	246.35	3,595,947	0.13%	-11.29%	to	-11.38%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.65%	to	0.75%	12,193	553.83	to	249.25	3,897,732	1.60%	2.95%	to	2.85%
2014	0.65%	to	0.75%	4,027	537.94	to	242.34	1,904,028	1.31%	-8.67%	to	-8.76%
2013	0.65%	to	0.75%	4,412	589.02	to	265.62	2,258,810	1.38%	29.59%	to	29.46%
2012	0.65%	to	0.75%	4,913	454.52	to	205.17	1,899,181	1.89%	19.96%	to	19.84%
2011	0.65%	to	0.75%	5,754	378.90	to	171.21	1,858,078	1.36%	-17.70%	to	-17.78%
VIP Overseas Portfolio - Service Class (FOS)
2015			0.75%	1,298			234.04	303,786	1.86%			2.72%
2014			0.75%	13			227.85	2,962	1.23%			-8.85%
2013			0.75%	18			249.96	4,499	1.34%			29.40%
2012			0.75%	18			193.17	3,477	1.94%			19.64%
2011			0.75%	18			161.46	2,906	1.10%			-17.85%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.65%	to	0.75%	790	599.86	to	296.15	256,437	0.93%	-3.68%	to	-3.78%
2014	0.65%	to	0.75%	956	622.80	to	307.79	341,810	0.89%	6.00%	to	5.90%
2013	0.65%	to	0.75%	1,110	587.54	to	290.65	374,281	0.82%	29.60%	to	29.47%
2012	0.65%	to	0.75%	1,405	453.35	to	224.49	412,216	0.50%	26.28%	to	26.15%
2011	0.65%	to	0.75%	1,523	359.01	to	177.96	349,969	0.96%	-9.44%	to	-9.53%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.65%	to	0.75%	4,465	508.58	to	251.09	1,226,676	1.68%	-4.04%	to	-4.14%
2014	0.65%	to	0.75%	3,896	530.00	to	261.92	1,152,624	1.40%	8.30%	to	8.19%
2013	0.65%	to	0.75%	5,630	489.38	to	242.09	1,716,855	1.92%	29.21%	to	29.08%
2012	0.65%	to	0.75%	5,049	378.75	to	187.55	1,137,199	1.83%	11.45%	to	11.34%
2011	0.65%	to	0.75%	4,854	339.85	to	168.46	977,605	1.67%	5.61%	to	5.50%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.65%	to	0.75%	3,095	625.00	to	308.57	1,012,920	0.93%	-7.79%	to	-7.88%
2014	0.65%	to	0.75%	3,510	677.77	to	334.95	1,270,640	0.84%	0.23%	to	0.13%
2013	0.65%	to	0.75%	3,717	676.22	to	334.52	1,352,755	1.44%	35.62%	to	35.49%
2012	0.65%	to	0.75%	7,161	498.61	to	246.90	2,007,455	1.04%	17.98%	to	17.86%
2011	0.65%	to	0.75%	10,414	422.62	to	209.49	2,545,179	1.17%	-4.15%	to	-4.25%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015			0.75%	1,561			74.86	116,863	2.03%			-20.20%
2014			0.75%	1,534			93.82	143,918	1.48%			-6.18%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	0.65%	to	0.75%	775	$441.03	to	$217.74	$331,520	3.18%	-6.91%	to	-7.01%
2014	0.65%	to	0.75%	704	473.79	to	234.15	310,543	2.13%	-11.46%	to	-11.55%
2013	0.65%	to	0.75%	707	535.14	to	264.73	351,302	2.43%	22.47%	to	22.35%
2012	0.65%	to	0.75%	1,135	436.94	to	216.37	472,985	2.94%	17.83%	to	17.71%
2011	0.65%	to	0.75%	1,347	370.83	to	183.82	479,314	2.06%	-11.02%	to	-11.11%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015			0.75%	12,574			95.31	1,198,472	7.70%			-5.02%
2014			0.75%	14,535			100.35	1,458,597	5.12%			0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015			0.75%	3			122.34	367	3.06%			-6.91%
2014			0.75%	17			131.43	2,234	3.16%			2.08%
2011			0.75%	119			91.56	10,896	0.02%			-2.28%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.65%	to	0.75%	4,528	347.18	to	173.32	1,276,658	1.63%	-0.47%	to	-0.56%
2014	0.65%	to	0.75%	3,748	348.81	to	174.31	1,051,512	1.69%	-0.04%	to	-0.14%
2013	0.65%	to	0.75%	3,912	348.95	to	174.55	1,085,196	2.17%	-0.04%	to	-0.13%
2012	0.65%	to	0.75%	3,795	349.08	to	174.79	1,049,719	2.92%	3.93%	to	3.82%
2011	0.65%	to	0.75%	4,123	335.89	to	168.36	1,072,925	3.30%	-0.36%	to	-0.46%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015			0.65%	29			664.15	19,260	0.00%			0.62%
2014			0.65%	56			660.06	36,963	0.00%			6.88%
2013			0.65%	143			617.55	88,309	0.00%			31.75%
2012			0.65%	368			468.71	172,486	0.00%			11.68%
2011			0.65%	370			419.68	155,281	0.00%			-0.18%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.65%	to	0.75%	766	191.80	to	95.89	74,215	0.00%	-4.10%	to	-4.11%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015			0.65%	2,536			349.58	886,537	0.75%			-12.38%
2014			0.65%	2,693			398.96	1,074,389	0.70%			9.14%
2013			0.65%	3,213			365.54	1,174,489	1.17%			30.29%
2012			0.65%	3,427			280.57	961,507	0.42%			15.84%
2011			0.65%	3,739			242.20	905,583	0.00%			-11.93%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.65%	to	0.75%	1,064	536.79	to	265.02	296,930	0.55%	-1.11%	to	-1.21%
2014	0.65%	to	0.75%	1,185	542.80	to	268.25	348,081	0.35%	9.67%	to	9.56%
2013	0.65%	to	0.75%	1,393	494.96	to	244.85	380,597	0.48%	36.71%	to	36.58%
2012	0.65%	to	0.75%	7,202	362.05	to	179.28	1,405,409	0.20%	10.26%	to	10.15%
2011	0.65%	to	0.75%	10,856	328.36	to	162.76	2,025,286	0.45%	-3.71%	to	-3.80%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.65%	to	0.75%	9,336	508.96	to	251.02	2,596,594	1.33%	3.27%	to	3.17%
2014	0.65%	to	0.75%	10,587	492.84	to	243.32	2,983,968	1.39%	1.63%	to	1.53%
2013	0.65%	to	0.75%	3,041	484.94	to	239.66	1,437,904	1.43%	26.48%	to	26.36%
2012	0.65%	to	0.75%	4,755	383.40	to	189.67	1,788,996	2.20%	20.48%	to	20.36%
2011	0.65%	to	0.75%	8,428	318.24	to	157.59	2,649,978	0.21%	-8.88%	to	-8.97%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.65%	to	0.75%	1,273	427.98	to	211.08	354,387	0.95%	2.66%	to	2.56%
2014	0.65%	to	0.75%	1,540	416.89	to	205.82	400,971	0.85%	9.99%	to	9.88%
2013	0.65%	to	0.75%	1,691	379.04	to	187.32	408,403	1.11%	30.92%	to	30.79%
2012	0.65%	to	0.75%	1,699	289.52	to	143.22	303,320	0.98%	16.11%	to	16.00%
2011	0.65%	to	0.75%	2,395	249.35	to	123.47	398,684	0.96%	-0.66%	to	-0.76%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.65%	to	0.75%	749	687.25	to	339.30	285,797	0.90%	-6.51%	to	-6.60%
2014	0.65%	to	0.75%	824	735.09	to	363.28	359,578	0.86%	11.21%	to	11.10%
2013	0.65%	to	0.75%	989	661.00	to	326.99	375,511	0.85%	40.10%	to	39.96%
2012	0.65%	to	0.75%	1,587	471.80	to	233.63	398,876	0.58%	17.22%	to	17.10%
2011	0.65%	to	0.75%	1,873	402.49	to	199.51	410,417	1.44%	-2.84%	to	-2.94%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.65%	to	0.75%	1,964	200.19	to	99.77	312,836	2.69%	-2.89%	to	-2.99%
2014	0.65%	to	0.75%	874	206.15	to	102.85	92,578	4.26%	2.17%	to	2.07%
2013	0.65%	to	0.75%	1,060	201.77	to	100.76	109,437	2.72%	-0.78%	to	-0.88%
2012	0.65%	to	0.75%	2,536	203.35	to	101.66	295,330	0.00%	1.68%	to	1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015			0.75%	209			114.05	23,837	1.41%			-7.78%
2014			0.75%	2,760			123.67	341,333	2.00%			-0.35%
2013			0.75%	333			124.11	41,328	1.69%			-7.17%
2012			0.75%	2,437			133.70	325,828	5.25%			4.71%
2011			0.75%	2,449			127.69	312,713	2.00%			7.71%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2015			0.75%	7,677			$119.60	$918,143	3.30%			-0.44%
2014			0.75%	11,734			120.13	1,409,597	1.14%			0.09%
2013			0.75%	9,839			120.02	1,180,860	1.47%			-0.88%
2012			0.75%	17,011			121.09	2,059,790	1.90%			5.06%
2011			0.75%	19,287			115.25	2,222,888	1.74%			0.35%
VT Growth & Income Fund: Class IB (PVGIB)
2015			0.75%	279			206.70	57,671	2.03%			-8.22%
2014			0.75%	850			225.21	191,431	1.45%			9.91%
2013			0.75%	1,106			204.92	226,637	1.67%			34.66%
2012	0.65%	to	0.75%	1,125	307.29	to	152.17	183,910	1.56%	18.36%	to	18.24%
2011	0.65%	to	0.75%	974	259.62	to	128.69	125,343	1.17%	-5.26%	to	-5.35%
VT International Equity Fund: Class IB (PVTIGB)
2015	0.65%	to	0.75%	197	395.84	to	195.43	48,721	1.18%	-0.51%	to	-0.61%
2014	0.65%	to	0.75%	210	397.87	to	196.63	52,762	0.93%	-7.38%	to	-7.47%
2013	0.65%	to	0.75%	221	429.58	to	212.51	60,423	1.43%	27.24%	to	27.11%
2012	0.65%	to	0.75%	232	337.61	to	167.18	49,867	2.13%	21.12%	to	21.00%
2011	0.65%	to	0.75%	264	278.73	to	138.16	49,128	3.28%	-17.47%	to	-17.55%
VT Voyager Fund: Class IB (PVTVB)
2015	0.65%	to	0.75%	256	467.08	to	230.60	73,459	1.16%	-6.72%	to	-6.81%
2014	0.65%	to	0.75%	488	500.73	to	247.46	135,958	0.73%	9.01%	to	8.90%
2013	0.65%	to	0.75%	521	459.35	to	227.24	132,311	0.79%	42.79%	to	42.65%
2012	0.65%	to	0.75%	538	321.68	to	159.29	101,777	0.26%	13.49%	to	13.37%
2011	0.65%	to	0.75%	989	283.46	to	140.50	219,727	0.00%	-18.38%	to	-18.46%
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.65%	to	0.75%	921	303.82	to	151.35	139,852	0.00%	4.33%	to	4.22%
2014	0.65%	to	0.75%	649	291.22	to	145.22	94,686	0.04%	7.74%	to	7.63%
2013	0.65%	to	0.75%	604	270.31	to	134.93	82,037	0.43%	39.23%	to	39.09%
2012	0.65%	to	0.75%	791	194.14	to	97.01	77,121	0.00%	-2.93%	to	-2.99%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2015			0.65%	11			363.07	3,994	2.72%			-10.99%
2014			0.65%	11			407.87	4,487	1.42%			5.93%
2013			0.65%	11			385.05	4,236	1.28%			32.89%
2012			0.65%	14			289.75	4,057	0.98%			16.94%
2011			0.65%	45			247.78	11,150	0.89%			-3.68%
Health Sciences Portfolio - II (TRHS2)
2015			0.75%	2,664			327.46	872,344	0.00%			11.63%
2014			0.75%	2,343			293.34	687,298	0.00%			30.24%
2013			0.75%	2,285			225.23	514,640	0.00%			49.39%
2012			0.75%	1,074			150.77	161,922	0.00%			30.02%
2011			0.75%	352			115.96	40,817	0.00%			9.56%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.65%	to	0.75%	3,049	408.59	to	205.16	739,460	6.67%	-13.65%	to	-13.74%
2014	0.65%	to	0.75%	3,213	473.18	to	237.83	944,433	5.01%	1.52%	to	1.42%
2013	0.65%	to	0.75%	3,509	466.08	to	234.50	1,095,437	1.88%	-9.76%	to	-9.85%
2012	0.65%	to	0.75%	2,078	516.48	to	260.12	758,940	1.64%	4.86%	to	4.76%
2011	0.65%	to	0.75%	1,155	492.52	to	248.30	514,402	9.17%	7.44%	to	7.33%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.65%	to	0.75%	5,103	564.93	to	276.96	1,897,115	0.55%	-14.55%	to	-14.63%
2014	0.65%	to	0.75%	5,271	661.12	to	324.44	2,331,298	0.56%	-1.06%	to	-1.16%
2013	0.65%	to	0.75%	6,711	668.20	to	328.25	3,201,284	1.38%	11.29%	to	11.18%
2012	0.65%	to	0.75%	6,398	600.39	to	295.23	2,589,216	0.00%	28.97%	to	28.84%
2011	0.65%	to	0.75%	3,984	465.54	to	229.15	1,429,216	1.35%	-26.22%	to	-26.29%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.65%	to	0.75%	3,653	557.66	to	251.42	1,073,692	0.03%	-33.88%	to	-33.94%
2014	0.65%	to	0.75%	2,065	843.38	to	380.61	1,071,957	0.10%	-19.63%	to	-19.71%
2013	0.65%	to	0.75%	2,288	1,049.34	to	474.04	1,593,164	0.95%	9.82%	to	9.71%
2012	0.65%	to	0.75%	4,527	955.53	to	432.09	2,748,463	0.70%	2.71%	to	2.61%
2011	0.65%	to	0.75%	2,133	930.27	to	421.09	1,887,014	0.94%	-16.99%	to	-17.07%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2015			0.95%	1,487			266.31	396,006	2.67%			-0.10%
2014			0.95%	1,589			266.59	423,604	2.44%			10.35%
2013			0.95%	1,706			241.57	412,124	2.38%			28.82%
2012			0.95%	1,915			187.53	359,125	2.45%			12.33%
2011			0.95%	2,022			166.95	337,582	2.32%			9.23%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2015			0.95%	1,217			$199.33	$242,582	5.08%			-2.51%
2014			0.95%	1,190			204.46	243,304	5.33%			3.42%
2013			0.95%	1,176			197.70	232,495	5.01%			3.36%
2012			0.95%	1,051			191.27	201,028	6.92%			13.21%
2011			0.95%	1,537			168.95	259,675	7.27%			5.93%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2015			0.95%	2,626			333.68	876,233	1.20%			-2.37%
2014			0.95%	2,722			341.77	930,286	0.94%			12.52%
2013			0.95%	2,935			303.74	891,473	1.07%			33.65%
2012			0.95%	3,184			227.26	723,591	1.14%			14.72%
2011			0.95%	3,283			198.10	650,365	0.96%			-2.96%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2015			0.95%	1,142			152.31	173,936	2.26%			-0.61%
2014			0.95%	1,178			153.25	180,529	2.53%			4.89%
2013			0.95%	1,354			146.11	197,827	2.47%			-3.21%
2012			0.95%	1,354			150.96	204,394	2.62%			3.04%
2011			0.95%	1,362			146.50	199,539	3.30%			6.64%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015			0.75%	1,736			148.62	258,009	0.34%			-9.03%
2014			0.75%	1,543			163.38	252,092	0.46%			-5.97%
2013			0.75%	1,581			173.76	274,707	1.30%			24.20%
2012			0.75%	3,063			139.90	428,524	1.13%			18.28%
2011			0.75%	3,305			118.28	390,909	0.32%			-7.90%
Advantage VT Discovery Fund (SVDF)
2015			0.65%	733			287.36	210,631	0.00%			-2.10%
2014			0.65%	777			293.52	228,067	0.00%			-0.30%
2013			0.65%	843			294.39	248,172	0.01%			42.87%
2012	0.65%	to	0.75%	956	206.06	to	101.73	196,260	0.00%	16.97%	to	16.85%
2011	0.65%	to	0.75%	1,696	176.16	to	87.06	297,969	0.00%	-0.23%	to	-0.33%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015			0.65%	177			444.06	78,598	0.13%			-3.71%
2014			0.65%	192			461.18	88,546	0.06%			9.71%
2013			0.65%	233			420.37	97,945	0.20%			29.83%
2012			0.65%	234			323.78	75,764	0.10%			14.77%
2011			0.65%	360			282.11	101,558	0.12%			-6.13%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015			0.75%	461			234.55	108,127	0.00%			-3.61%
2014			0.75%	488			243.33	118,744	0.00%			-2.61%
2013			0.75%	542			249.85	135,419	0.00%			49.11%
2012			0.75%	1,209			167.56	202,585	0.00%			7.06%
2011			0.75%	1,620			156.51	253,544	0.00%			-5.31%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013			0.75%	9,715			212.90	2,068,358	1.25%			26.39%
2012			0.75%	8,038			168.46	1,354,042	2.09%			20.32%
2011			0.75%	8,628			140.01	1,207,986	1.27%			-8.95%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011			0.75%	348			146.33	50,923	0.00%			-9.49%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011			0.75%	27,235			194.93	5,308,787	0.48%			-32.84%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013			0.75%	877			179.16	157,127	1.85%			-1.71%
2012			0.75%	1,120			182.29	204,160	1.39%			12.31%
2011			0.75%	1,254			162.31	203,532	0.56%			-16.49%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013			0.75%	7,963			193.98	1,544,676	4.90%			0.88%
2012			0.75%	7,790			192.30	1,497,990	6.09%			14.20%
2011			0.75%	9,050			168.39	1,523,900	6.27%			-1.57%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.65%	to	0.75%	744	497.44	to	245.84	191,710	0.52%	10.73%	to	10.62%
2013	0.65%	to	0.75%	783	449.24	to	222.24	182,184	0.64%	29.45%	to	29.32%
2012	0.65%	to	0.75%	729	347.04	to	171.85	130,711	0.42%	16.21%	to	16.10%
2011	0.65%	to	0.75%	839	298.63	to	148.03	129,765	0.51%	-0.07%	to	-0.17%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014			0.75%	3,619			146.47	530,077	5.70%			0.42%
2013			0.75%	3,696			145.86	539,088	5.93%			5.18%
2012			0.75%	3,552			138.68	492,589	5.65%			13.44%
2011			0.75%	3,866			122.24	472,598	7.00%			3.27%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.75%	867			$170.58	$147,889	6.65%			6.14%
2012			0.75%	907			160.71	145,765	8.45%			13.85%
2011			0.75%	378			141.16	53,359	8.24%			3.03%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.75%	1,829			213.96	391,328	1.15%			0.00%
2012			0.75%	2,068			213.96	442,468	0.45%			16.36%
2011			0.75%	2,429			183.88	446,645	0.69%			-22.97%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.75%	542			112.91	61,196	0.59%			16.93%
2012			0.75%	301			96.56	29,064	0.75%			14.71%
2011			0.75%	361			84.17	30,387	1.73%			-15.83%	****
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014			0.75%	14,141			163.84	2,316,831	1.35%			-8.78%
2013			0.75%	14,769			179.61	2,652,724	1.35%			29.48%
2012			0.75%	16,474			138.72	2,285,337	1.99%			19.81%
2011			0.75%	17,378			115.79	2,012,152	1.43%			-17.76%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.75%	1,809			162.14	293,319	1.25%			-8.86%
2013			0.75%	1,824			177.91	324,512	1.34%			29.33%
2012			0.75%	1,832			137.57	252,022	1.96%			19.77%
2011			0.75%	1,824			114.86	209,510	1.36%			-17.92%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.65%	to	0.75%	557	239.74	to	118.84	66,555	0.11%	-8.51%	to	-8.60%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.65%	to	0.75%	930	334.43	to	165.77	167,322	0.00%	-7.76%	to	-7.85%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011			0.75%	1,747			152.40	266,249	7.70%			7.33%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011			0.75%	3,176			215.51	684,458	1.02%			-26.31%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011			0.75%	5,282			299.34	1,581,093	1.07%			-17.02%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.75%	17,757			116.60	2,070,514	1.41%			20.44%
2012			0.75%	9,063			96.82	877,460	1.36%			14.91%
2011			0.75%	2,952			84.25	248,717	1.25%			-10.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.75%	3,738			135.08	504,916	2.27%			20.51%
2012			0.75%	4,019			112.08	450,461	0.38%			16.36%
2011			0.75%	4,661			96.33	448,978	1.86%			-16.74%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65%	to	0.75%	3,342	56.44	to	28.09	96,191	8.70%	-2.51%	to	-2.61%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.65%	to	0.75%	260	77.21	to	38.27	9,950	9.21%	-2.97%	to	-3.07%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014			0.75%	130			203.12	26,406	0.00%			2.70%
2013			0.75%	141			197.79	27,888	0.00%			44.74%
2012			0.75%	130			136.65	17,764	0.00%			8.01%
2011			0.75%	126			126.52	15,941	0.00%			-1.80%

2015	Contract owners equity:							$138,538,624
2014	Contract owners equity:							$156,502,889
2013	Contract owners equity:							$164,582,549
2012	Contract owners equity:							$149,670,748
2011	Contract owners equity:							$154,369,686

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.